As filed with the Securities and Exchange Commission on April 30, 1998

                        Securities Act Registration No. 333-_____
                Investment Company Act Registration No. 811-_____

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                      Pre-Effective Amendment No. __

                      Post-Effective Amendment No. __

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                      Amendment No. __

                  BADGLEY FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

      1420 Fifth Avenue
       Suite 4400                         98101
     Seattle, Washington                (Zip Code)
(Address of Principal Executive
        Offices)

  Registrant's Telephone Number, including Area Code:
                    (206) 623-6172

                   Otis P. Heald III
            Badgley, Phelps and Bell, Inc.
             1420 Fifth Avenue, Suite 4400
               Seattle, Washington 98101
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 CROSS REFERENCE SHEET


     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A).

                                          Caption or Subheading in
                                          Prospectus or Statement
     Item No. on Form N-1A                of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Investor Expenses;
                                          Highlights

  3.   Condensed Financial                *
       Information

  4.   General Description of             Investment Objectives and
       Registrant                         Policies; Implementation
                                          of Policies and Risks;
                                          Fundamental Investment
                                          Restrictions; Fund
                                          Organization and
                                          Management

  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *


  6.   Capital Stock and Other            Highlights; Fund
       Securities                         Organization and
                                          Management; Dividends,
                                          Capital Gains
                                          Distributions and Tax
                                          Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; How to
                                          Purchase Shares; Exchange
                                          Privilege; Determination
                                          of Net Asset Value;
                                          Distribution and
                                          Shareholder Servicing
                                          Plan

  8.   Redemption or Repurchase           How to Redeem Shares;
                                          Exchange Privilege;
                                          Determination of Net
                                          Asset Value

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents                  Table of Contents

  12.  General Information and            *
       History

  13.  Investment Objectives and          Investment Restrictions;
       Policies                           Investment Policies and
                                          Techniques; Fund
                                          Transactions and
                                          Brokerage

  14.  Management of the Fund             Directors and Officers;
                                          Investment Adviser

  15.  Control Persons and Principal      Principal Shareholders;
       Holders of Securities              Directors and Officers

  16.  Investment Advisory and            Investment Adviser; Fund
       Other Services                     Organization and
                                          Management (in
                                          Prospectus); Distributor
                                          and Plan of Distribution;
                                          Custodian; Transfer Agent
                                          and Dividend-Disbursing
                                          Agent; Independent
                                          Accountants

  17.  Brokerage Allocation and           Fund Transactions and
       Other Practices                    Brokerage

  18.  Capital Stock and Other            Included in Prospectus
       Securities                         under the heading Fund
                                          Organization and
                                          Management

  19.  Purchase, Redemption and           Included in Prospectus
       Pricing of Securities Being        under the headings How to
       Offered                            Purchase Shares; How to
                                          Redeem Shares; Exchange
                                          Privilege; Determination
                                          of Net Asset Value; and
                                          in the Statement of
                                          Additional Information
                                          under the heading
                                          Distributor and Plan of
                                          Distribution

  20.  Tax Status                         Included in Prospectus
                                          under the heading
                                          Dividends, Capital Gains
                                          Distributions and Tax
                                          Treatment; and in the
                                          Statement of Additional
                                          Information under the
                                          heading Taxes

  21.  Underwriters                       Distributor and Plan of
                                          Distribution

  22.  Calculations of                    Performance Information
       Performance Data

  23.  Financial Statements               Financial Statements


________________________

*  Answer negative or inapplicable.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.
A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


      Subject to completion, dated April 30, 1998

Prospectus
dated   , 1998

                  BADGLEY FUNDS, INC.

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                     1-877-BADGLEY

     BADGLEY FUNDS, INC. (the "Corporation") is an open-
end,   diversified,   management  investment   company,
commonly referred to as a mutual fund. The Corporation is currently comprised of two diversified series or portfolios, including the Badgley Growth Fund (the
"Growth  Fund")  and  the Badgley  Balanced  Fund  (the
"Balanced Fund") (collectively referred to as the "Funds").

     The  Growth Fund's investment objective is to seek
long-term capital appreciation.  The Growth Fund  seeks
to  achieve its investment objective by investing in  a
diversified  portfolio of equity securities  consisting
primarily  of  common  stocks.   The  Balanced   Fund's
investment  objective  is  to  seek  long-term  capital
appreciation  and income.  The Balanced Fund  seeks  to
achieve  its  investment  objective  primarily  through
investments  in  equity securities, principally  common
stocks,  and  through investments in  investment  grade
bonds  and  other fixed income securities.   Each  Fund
seeks to identify common stocks of companies with long-term growth potential and hold such securities for an extended period, which has the advantage of lower portfolio turnover and capital gains distributions.

     This Prospectus contains information you should consider before you invest in one or more of the Funds.
Please read it carefully and keep it for future reference. A Statement of Additional Information (the
"SAI") for the Funds, dated April 30, 1998, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission (the "SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.

                 ____________________

     THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                    TABLE OF CONTENTS
                                               Page No.

INVESTOR EXPENSES                                               1

HIGHLIGHTS                                                      2

INVESTMENT OBJECTIVES AND POLICIES                              3

IMPLEMENTATION OF POLICIES AND RISKS                            4

FUNDAMENTAL INVESTMENT RESTRICTIONS                             8

PRIOR PERFORMANCE OF THE ADVISER                                9

FUND ORGANIZATION AND MANAGEMENT                               11

HOW TO PURCHASE SHARES                                         13

HOW TO REDEEM SHARES                                           15

EXCHANGE PRIVILEGE                                             17

DETERMINATION OF NET ASSET VALUE                               17

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    18

INDIVIDUAL RETIREMENT ACCOUNTS                                 19

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      20

YEAR 2000 ISSUE                                                21

FUND PERFORMANCE                                               21


       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                   INVESTOR EXPENSES

     The following information is provided in order to help you understand the various costs and expenses that you, as an investor in one or more of the Funds, will bear directly or indirectly.

          Shareholder Transaction Expenses(1)

  Sales Load Imposed on Purchases                       None
  Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load Imposed on Redemptions            None
  Redemption Fees                                       None
  Exchange Fees                                         None

            Annual Fund Operating Expenses
           (after waivers or reimbursements)
        (as a percentage of average net assets)


                                 Fund

                        Growth         Balanced

Management Fees          1.00%            0.90%
Rule 12b-1 Fees(2)       0.25             0.25
Other Expenses(3)        0.25             0.15
Total Operating          1.50%            1.30%
Expenses(3)
____________

(1)In addition to these expenses, shareholders who choose to redeem shares by wire may be charged a $12 service fee. See "How to Redeem Shares."

(2)See  "Distribution and Shareholder  Servicing  Plan"
   for  detailed information relating to the Rule 12b-1
   distribution  and  shareholder servicing  plan  (the
   "Plan").   Consistent with the National  Association
   of  Securities  Dealers, Inc.'s (the "NASD")  rules,
   Rule 12b-1 fees could cause long-term investors of a Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

(3)For  the  fiscal  year ending  June  30,  1999,  the
   Funds'  investment  adviser,  Badgley,  Phelps   and
   Bell, Inc. (the "Adviser"), has agreed to waive  its
   management   fee   and/or  reimburse   each   Fund's
   respective   operating  expenses   to   the   extent
   necessary  to  ensure that (i) the  total  operating
   expenses for the Growth Fund do not exceed 1.50%  of
   its  average net assets and (ii) the total operating
   expenses  of  the Balanced Fund do not exceed  1.30%
   of  its  average net assets.  After such  date,  the
   expense limitations may be terminated or revised  at
   any  time.  Absent these limitations, other expenses
   and  total  operating expenses for the  Growth  Fund
   are  estimated  to be 1.13% and 2.38%, respectively,
   and  other expenses and total operating expenses for
   the  Balanced  Fund are estimated to  be  1.14%  and
   2.29%,  respectively.   For  additional  information
   concerning    fees   and   expenses,    see    "Fund
   Organization and Management."

                        Example

     You  would pay the following expenses on a  $1,000
investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

       Fund               1 Year      3 Years

       Growth              $15          $47
       Balanced            $13          $41

     The   Example  is  based  on  each  Fund's  "Total
Operating  Expenses"  described  in  the  table  above.
PLEASE   REMEMBER  THAT  THE  EXAMPLE  SHOULD  NOT   BE
CONSIDERED AS REPRESENTATIVE OF PAST

OR FUTURE EXPENSES
AND  THAT  ACTUAL EXPENSES MAY BE HIGHER OR LOWER  THAN
THOSE  SHOWN.  The assumption in the Example  of  a  5%
annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

                      HIGHLIGHTS

What are the investment objectives and policies of each of the Funds?

     Each Fund has different investment objectives  and
policies.   The Growth Fund seeks to provide  long-term
capital  appreciation.   The  Balanced  Fund  seeks  to
provide  long-term  capital  appreciation  and   income
(i.e.,  risk-adjusted  total return).   The  investment
policies  of  each Fund are described under "Investment
Objectives and Policies."

     Each Fund seeks to identify common stocks of companies with long-term growth potential and hold such securities for an extended period, which has the advantage of lower portfolio turnover and capital gains distributions.

What types of companies/securities will the Funds invest?

     The   Adviser  intends  to  invest  primarily   in
companies  with medium-to-large market capitalizations.
The  Growth  Fund primarily invests in  common  stocks.
The  Balanced  Fund primarily invests in common  stocks
and  investment  grade  bonds and  other  fixed  income
securities.  Each Fund seeks to identify common  stocks
of  companies  with  the potential  to  grow  revenues,
earnings and dividends in excess of the S&P 500 over  a
three  to five-year time period.  The Adviser generally
purchases  common stocks with a longer-term  investment
horizon,  which  has the advantage of  lower  portfolio
turnover  and capital gains distributions.   Each  Fund
may, subject to certain limitations, also invest in foreign securities, repurchase agreements and illiquid securities.

     Under  normal  circumstances, the  Funds  will  be
fully  invested (the Growth Fund, in common stocks  and
the  Balanced  Fund,  in common stocks  and  investment
grade  bonds and other fixed income securities), except
that a small portion of the assets of the Funds may  be
held in short-term money market securities and cash  to
pay  redemption  requests and expenses  of  the  Funds.
Under  unusual circumstances as a defensive  technique,
the  Funds  may retain a larger portion of cash  and/or
money  market instruments deemed by the Adviser  to  be
consistent  with  a temporary defensive  posture.   The
Funds may but do not intend to leverage their assets or
invest  in  options, futures, derivative  contracts  or
other   exotic   securities   or   arrangements.    See
"Implementation of Policies and Risks."

What are the potential risks of investing in the Funds?

     The  Funds  are  suitable for long-term  investors
only  and  are not designed as a short-term investment.
The  share  price of each Fund is expected to fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Investors in either Fund  may
be  exposed, to a greater or lesser extent depending on
the  Fund  and  the  allocation of  Fund  assets  among
investments,   to   market   risks   associated    with
investments  in  common stocks and,  for  the  Balanced
Fund,  of investment-grade bonds and other fixed income
securities.  Market risks associated with common stocks
include  the possibility that stock prices  in  general
will decline over short or even extended periods.  This
risk is in addition to the risks inherent in individual
stock  selections.  Market risks associated with  bonds
and   other   fixed  income  investments  include   the
possibility  that bond prices in general  will  decline
when   interest   rates  increase  even   though   such
securities are rated investment grade. While bonds and other fixed income securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in prices of these securities. In addition to market risks associated with bonds and other fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer.

     Other risks associated with investment in the Funds include:

         Opportunity Risk: An investment opportunity may be missed because the assets necessary to take advantage of it are tied up in less advantageous investments.

         Management Risk: A strategy used by the Adviser may fail to produce the intended result.

         Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and price that the Funds seek.

     See "Implementation of Policies and Risks."

Who will be managing my investment?

     Badgley,  Phelps  and Bell, Inc.  (the  "Adviser")
serves as investment adviser to the Funds.  The Adviser
has  been  serving clients since 1966 and, as of  March
31,   1998,  managed  approximately  $1.3  billion  for
individual  and  institutional  clients.   See   "Prior
Performance of the Adviser" and "Fund Organization and Management."

What are the procedures for purchasing and redeeming shares?

     Shares of each Fund are offered at net asset value
per  share.   Shares of each Fund are  sold  without  a
sales  charge.  See "How to Purchase Shares"  for  more
details.   In  addition,  the  Funds  have  adopted   a
distribution  plan under Rule 12b-1 of  the  Investment
Company Act of 1940, as amended (the "1940 Act"), which
authorizes each Fund to pay a distribution fee of up to
0.25%  per annum of its average daily net assets.   The
actual  dollar  amount  of distribution  fees  paid  in
current and future years will depend on the amount of a
Fund's  assets that become subject to such  fees.   See
"Distribution and Shareholder Servicing Plan."

     The  minimum initial investment required  by  each
Fund is $25,000.  The minimum subsequent investment  is
$1,000.   The minimum initial investment for  investors
using  the Automatic Investment Plan is $10,000 with  a
minimum monthly investment of $250.  These minimums may
be  changed  or waived at any time by the  Funds.   See
"How to Purchase Shares."

     Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the payment of any redemption charges.
See "How to Redeem Shares."

What is the policy regarding dividends and other distributions?

     The   policy   of  each  Fund  is  to   distribute
substantially all net realized capital gains  annually.
Also,  it  is  the policy of the Balanced Fund  to  pay
quarterly  dividends from net investment  income.   See
"Dividends,   Capital  Gains  Distributions   and   Tax
Treatment."

Who should I contact if I have questions?

     General inquiries regarding the Funds can be directed to either your investment professional or the Funds at the address and telephone number on the front page of this Prospectus.

          INVESTMENT OBJECTIVES AND POLICIES

     The  descriptions that follow are designed to help
you  choose  the  Fund that best fits  your  investment
objective.   The investment objective of each  Fund  is
discussed   below   in  connection  with   the   Fund's
investment policies.  Because of the risks inherent  in
investments  in  common stocks, bonds and  other  fixed
income  securities, there can be no  assurance  that  a
Fund  will meet its investment objective or that shares
in a Fund will be worth more than the original purchase
price.   The investment objectives presented below  may
not  be  changed  without shareholder approval.   Other
investment  restrictions  which  may  not  be   changed
without shareholder approval are discussed below under "Fundamental Investment Restrictions" and in the SAI.

Growth Fund

     The Growth Fund's investment objective is to seek long-term capital appreciation. The Growth Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of companies with medium to large capitalizations (i.e., companies with market capitalizations of $2.0 billion or more).

     The Growth Fund is designed for investors seeking long-term capital appreciation, who can tolerate the fluctuations in portfolio value and other risks that accompany investments in common stocks and other equity-type securities. Under normal market conditions, the Growth Fund expects to be fully invested in equity securities, consisting primarily of common stocks.

     The Growth Fund will focus on equity securities of
companies  that  the  Adviser  believes  have  superior
growth   prospects  relative  to  the  S&P   500.    In
identifying  common  stocks for the  Growth  Fund,  the
Adviser   will   generally  evaluate  the   fundamental
prospects  for  each company using  both  internal  and
external research.  In compiling its internal research,
the   Adviser  uses  a  number  of  research   sources,
including  industry resources, company managements  and
other   institutional  providers.   In   the   research
process,   the  Adviser  reviews  certain   fundamental
attributes that it believes a "buy" candidate should possess including (i) consistent and predictable growth characteristics (revenues, earnings and dividends);
(ii) low financial risk which includes low debt and lease obligations and strong cash flow; (iii) market dominance; (iv) significant barriers to entry; (v) strong management; and (vi) the Adviser's understanding of the business. Finally, the Adviser values companies by considering the relationship between the earnings per share growth rate of a company and its price to earnings ratio, and by considering the range of a company's historical relative price to earnings ratio.

     The   Adviser  seeks  to  achieve  low   portfolio
turnover   resulting   from   short-term   trading   of
securities.   In  general,  the  Adviser  sells  common
stocks  for  the Growth Fund in favor of  other  common
stocks   based   on   three   factors:    deteriorating
fundamentals, overvaluation and changing the weighting of a security or a sector.

Balanced Fund

     The Balanced Fund's investment objective is to seek long-term capital appreciation and income (i.e., risk-adjusted total return). The Balanced Fund seeks to achieve its investment objective primarily through investments in equity securities, principally common stocks, and through investments in investment grade bonds and other fixed income securities.

     The   Balanced  Fund  is  designed  for  investors
seeking  long-term capital appreciation with a moderate
level   of   current  income,  who  can  tolerate   the
fluctuations  in portfolio value and other  risks  that
accompany  equity  investments.  The level  of  current
income  generated by the Balanced Fund is  expected  to
vary from time to time based on the composition of  the
Fund's  assets.  In addition to equity securities,  the
Balanced Fund may invest in investment grade bonds  and
other  fixed income securities including corporate  and
government   securities,  repurchase   agreements   and
mortgage-backed   securities    Under   normal   market
conditions, the Balanced Fund will invest at least  25%
of  its total assets in fixed income senior securities.
The  Balanced  Fund  will focus  on  intermediate  term
investment  grade  bonds with an average  portfolio  of
three   to   seven-year  maturities   with   individual
maturities ranging from one to 10 years.  The  Balanced
Fund  will  focus on the securities of  companies  with
medium-to-large market capitalizations with respect  to
equity  and corporate debt securities investments.   In
selecting common stocks for the Balanced Fund, the Adviser uses the same methods used for the Growth Fund as discussed above.



         IMPLEMENTATION OF POLICIES AND RISKS

     In addition to the general investment policies described above concerning each Fund, the securities and investment techniques which may be used by the Funds are described below. Some of these securities and investment techniques involve special risks, which are described below and in the Funds' SAI.

Common Stocks and Other Equity Securities

     The  Funds will invest in common stocks and  other
equity securities, although each Fund anticipates  that
its  equity securities will consist primarily of common
stocks.  Other equity securities may include depositary
receipts, warrants and other securities convertible  or
exchangeable  into  common stock.   Common  stocks  and
other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A Fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have more fluctuations in share price than a Fund that invests a significant portion of its assets in fixed income securities.

Fixed Income Securities

     Fixed Income Securities in General.  Each Fund may
invest  a  portion of its assets in a wide  variety  of
fixed income securities, including bonds and other debt
securities and non-convertible preferred stocks.   Debt
securities  are  obligations  of  the  issuer  to   pay
interest and repay principal. Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by a Fund as a fixed income security, will generally pay a dividend.

     The  value of fixed income securities is  affected
by changes in market interest rates.  If interest rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in a Fund with significant
investments  in fixed income securities are  likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  its  fluctuations in value based  on  interest
rate  changes.    Longer-term fixed  income  securities
generally pay a higher interest rate. The Funds invest in fixed income securities of varying maturities.

     The  value of fixed income securities may also  be
affected  by  changes  in the  credit  quality  of  the
issuer.   Lower-rated fixed income securities generally
pay a higher interest rate. Although the Funds only invest in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.

     Types  of  Fixed  Income  Securities.   The  fixed
income   securities  in  which  the  Funds  may  invest
include:

          Corporate debt securities, including bonds, debentures and notes;

          U.S. government securities;

          Mortgage and asset-backed securities;

          Preferred stocks;

          Convertible securities;

          Commercial paper (including variable amount master demand notes);

          Bank  obligations, such as certificates  of
          deposit,   banker's  acceptances   and   time
          deposits  of  domestic  and  foreign   banks,
          domestic   savings  association   and   their
          subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal
          Deposit Insurance Corporation); and

          Repurchase agreements.

     Ratings.   The  Funds  will limit  investments  in
fixed income securities to those that are rated at the time of purchase as investment grade by at least one national rating organization, such as S&P or Moody's, or, if unrated, are determined to be of equivalent quality by the Adviser. Investment grade fixed income securities include:

          U.S. government securities;

          Bonds or bank obligations rated in one of the four highest categories (BBB or higher by S&P);

          Short-term notes rated in one of the two highest categories (SP-2 or higher by S&P);

          Commercial   paper  or   short-term   bank
          obligations rated in one of the three highest categories (A-3 or higher by S&P); and

          Repurchase agreements involving investment grade fixed income securities.

Investment grade fixed income securities are  generally
believed  to  have  a  lower  degree  of  credit  risk.
However, certain investment grade securities with lower
ratings  are  considered  medium  quality  and  may  be
subject  to greater credit risk than the highest  rated
securities.    If  a  security's  rating  falls   below
investment  grade,  the  Adviser  will  determine  what
action,  if  any, should be taken to ensure  compliance
with  a Fund's investment objective and to ensure  that
no  Fund  will at any time have 5% or more of  its  net
assets   invested   in   non-investment   grade    debt
securities.     Additional    information    concerning
securities ratings is contained in the Appendix to the SAI.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Mortgage-  and Asset-Backed Securities.  Mortgage-
backed securities represent mortgage loans or interests
in  such  loans secured by real property,  and  include
single-  and  multi-class pass-through  securities  and
collateralized  mortgage obligations.   Mortgage-backed
securities are characterized by monthly payments to the
holder of the security, reflecting the monthly payments
made  by  the  borrowers  who received  the  underlying
mortgage  loans.  The payments to the holders of  these
securities (such as a Fund), like the payments  on  the
underlying   loans,   represent  both   principal   and
interest.   Although the underlying mortgage loans  are
for  specified periods of time, such as 15 or 30 years,
the  borrowers can and may pay them off sooner.   Thus,
the  holders  of  these securities  frequently  receive
prepayments of principal, in addition to the  principal
which  is  part  of  the regular  monthly  payment.   A
borrower  is  more  likely to prepay a  mortgage  which
bears a relatively high interest rate.  This means that
in  times of declining interest rates, some of a Fund's
higher yielding securities might be converted to  cash,
and  the  Fund will be forced to accept lower  interest
rates  when  that  cash is used to purchase  additional
securities.   The  increased likelihood  of  prepayment
when  interest rates decline also limits  market  price
appreciation of mortgage-backed securities.  If a  Fund
buys mortgage-related securities at a premium, mortgage
foreclosures or mortgage prepayments may  result  in  a
loss  to  the  Fund of up to the amount of the  premium
paid  since  only  timely  payment  of  principal   and
interest is guaranteed.

     Asset-backed   securities   have   characteristics
similar  to  mortgage-backed securities.  However,  the
underlying assets are not first-lien mortgage loans  or
interests in these loans, but are assets such as  motor
vehicle  installment sales contracts, other installment
loan  contracts, home equity loans, leases  of  various
types  of property and receivables from credit card  or
other   revolving  credit  arrangements.   Similar   to
mortgage-backed securities, asset-backed securities are
subject  to  prepayment, which may reduce  the  overall
return  to  holders (such as a Fund) of  the  security.
Asset-backed  securities may also  be  subject  to  the
risks  relating to the underlying assets, which may  be
subject  to  the  risk of non-payment, depreciation  or
damage   to   the   underlying  collateral   (such   as
automobiles)  or  certain other factors.   Asset-backed
securities may be supported by non-governmental credit enhancements.

     The  Funds  may  invest in stripped  mortgage-  or
asset-backed   securities,  which   receive   differing
proportions of the interest and principal payments from
the  underlying  assets.   The  market  value  of  such
securities  generally is more
sensitive to  changes  in
prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are investment grade.

     Variable and Floating Rate Securities.  Each  Fund
may  invest in variable, floating and inverse  floating
rate  debt  obligations.  Variable  and  floating  rate
securities  provide for a periodic  adjustment  of  the
interest   rate   paid   on  the  obligations.    These
obligations  must  provide  that  interest  rates   are
adjusted  periodically based on  a  specified  interest
rate adjustment index.  The adjustment intervals may be
regular  (ranging  from daily to annually)  or  may  be
based  on certain events (such as a change in the prime
rate). The interest rate on a floating rate security is
a variable rate which is tied to another interest rate,
such as a money-market index or U.S. Treasury bill rate
and  resets  periodically, typically every six  months.
While  floating rate securities provide a Fund  with  a
certain  degree of protection against rises in interest
rates  because of the interest rate reset feature,  the
Fund  will be subject to any decline in interest  rates
as  well.   The  interest rate on  an  inverse  floater
resets  in the opposite direction from the market  rate
of  interest  to which the inverse floater is  indexed.
An  inverse floating rate security may exhibit  greater
price  volatility  than  a  fixed  rate  obligation  of
similar   credit   quality.   See  "Implementation   of
Policies   and  Risks  --  Mortgage-  and  Asset-Backed
Securities" for a discussion of interest only and principal only securities.

     Repurchase  Agreements.  Each Fund may enter  into
repurchase  agreements with certain banks and  non-bank
dealers.   In  a repurchase agreement, a  Fund  buys  a
security  at  one price and at the time  of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven  days).  The repurchase agreement determines  the
yield during the purchaser's holding period, while  the
seller's  obligation to repurchase is  secured  by  the
value  of  the underlying security.  A Fund  may  enter
into repurchase agreements with respect to any security
in  which  it may invest.  Repurchase agreements  could
involve  certain  risks in the event of  a  default  or
insolvency   of  the  other  party  to  the  agreement,
including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Adviser may hold cash and/or invest all or a portion of the Funds' assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions.

Foreign Securities and ADRs

     Each  Fund may invest up to 15% of its net  assets
in  American  Depositary  Receipts  ("ADRs")  or  other
foreign   instruments.   ADRs  are  receipts  typically
issued  by  a  U.S.  bank or trust  company  evidencing
ownership  of  the  underlying  foreign  security   and
denominated in U.S. dollars.  Some institutions issuing
ADRs  may  not  be  sponsored by the  issuer.   A  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under the contractual arrangements
with   the   issuer,   including   reliable   financial
statements.   Investments  in  securities  of   foreign
issuers  involve  risks which are in  addition  to  the
usual risks inherent in domestic investments.  In  many
countries  there is less publicly available information
about  issuers  than is available in  the  reports  and
ratings published about companies in the United States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  or  interest;   less
extensive  regulation  of foreign  brokers,  securities
markets,  and  issuers; costs incurred  in  conversions
between  currencies; possible delays in  settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably  from the U.S. economy in various  respects
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.   From time to time foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
may  be  higher  than  those
attributable  to  domestic
investment.   The value of a Fund's assets  denominated
in  foreign  currencies will increase  or  decrease  in
response to fluctuations in the value of those  foreign
currencies  relative  to  the  U.S.  dollar.   Currency
exchange rates can be volatile at times in response  to
supply  and  demand  in the currency exchange  markets,
international   balances   of  payments,   governmental
intervention,  speculation  and  other  political   and
economic conditions.



Illiquid Securities

     Each  Fund  may invest up to 10% of its respective
net  assets  in  illiquid securities (i.e.,  securities
that are not readily marketable).  For purposes of this
restriction, illiquid securities include, but  are  not
limited  to,  restricted  securities  (securities   the
disposition  of which is restricted under  the  federal
securities laws), securities which may only  be  resold
pursuant  to  Rule  144A  under  the  Securities   Act,
repurchase  agreements  with maturities  in  excess  of
seven  days  and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 10% limitation.   Certain
securities  exempt  for  registration  or   issued   in
transactions   exempt  from  registration   under   the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines adopted by the Board of Directors.

Portfolio Turnover

     A  change  in the investments held by  a  Fund  is
known  as  "portfolio  turnover."   Portfolio  turnover
generally  involves some expenses to a Fund,  including
brokerage  commissions  or dealer  mark-ups  and  other
transaction  costs  on  the  sale  of  securities   and
reinvestment  in  other  securities.   Such  sales  may
result  in realization of taxable capital gains.   Each
Fund  seeks to identify common stocks of companies with
long-term growth potential and hold such securities for
an  extended period, which has the advantage  of  lower
portfolio  turnover  and capital  gains  distributions.
Under  normal market conditions, the portfolio turnover
rate for each Fund is expected to be approximately  20%
to 30% and generally will not exceed 50%.

                 FUNDAMENTAL INVESTMENT RESTRICTIONS

     Each  Fund  has  adopted a number  of  fundamental
investment  restrictions,  which  may  not  be  changed
without  approval  by  the  Funds'  shareholders.   The
Funds' other investment policies may be changed by  the
Board  of Directors without shareholder approval.   The
following   is  a  summary  of  some  of   the   Funds'
fundamental investment restrictions:

          Diversification: Each Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S.
          government securities) if more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

          Limitation on Borrowing:  Each Fund may (i)
          borrow  money  from banks  for  temporary  or
          emergency  purposes (but not for leverage  or
          the  purchase of investments) and make  other
          investments  or engage in other  transactions
          permissible under the 1940 Act, provided that
          the  combination of (i) and  (ii)  shall  not
          exceed  33  1/3% of the value of  the  Fund's
          total assets (including the amount borrowed),
          less   the  Fund's  liabilities  (other  than
          borrowings). Each Fund may also borrow from other persons to the extent permitted by applicable law.

          Limitation on Lending:  Each Fund  may  not
          make loans if, as a result, more than 33 1/3%
          of  the Fund's assets would be lent to  other
          persons,  except  through purchases  of  debt
          securities  or  other  debt  instruments   or
          engaging in repurchase agreements.

          Limitation on Senior Securities: Each Fund will not issue senior securities, except as permitted under the 1940 Act.

          Limitation on Industry Concentration:  Each
          Fund  will  not invest more than 25%  of  its
          total   assets  in  companies  in  the   same
          industry.

     These    fundamental   investment    restrictions,
together with all of the Funds' fundamental investment restrictions and non-fundamental investment policies, are described in greater detail in the Funds' SAI.



           PRIOR PERFORMANCE OF THE ADVISER

     The following table shows the Adviser's historical
performance data for a growth composite and a  balanced
composite  managed  by  the Adviser,  for  the  periods
indicated,  that have investment objectives,  policies,
strategies and risks similar to the Funds.  The  growth
composite,  which is managed in a manner  substantially
similar  to  the  Growth Fund, includes  the  Adviser's
separate  accounts  that are fully discretionary,  tax-
exempt   and  greater  than  $250,000.   The   balanced
composite,  which is managed in a manner  substantially
similar  to  the Balanced Fund, includes the  Adviser's
separate  accounts  that have an  asset  allocation  of
approximately 55% equity securities, approximately  40%
bonds   and  approximately  5%  cash.   Accounts  which
prohibit  full  discretionary management  are  excluded
from  the  composites.  The separate accounts that  are
included in the Adviser's composites are not subject to
the  same  types  of expenses to which  the  Funds  are
subject  nor  to  the  specific  tax  restrictions  and
investment  limitations imposed on  the  Funds  by  the
Internal Revenue Code of 1986, as amended (the  "Code")
and   the  1940  Act.   Consequently,  the  performance
results  for the Adviser's composites could  have  been
adversely affected if the separate accounts included in
the   composites  had  been  regulated  as   investment
companies under the federal tax and securities laws.

     The  Adviser's  performance information  has  been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR").  All returns presented were calculated  on  a
total  return  basis  and  include  all  dividends  and
interest, if any, accrued income, if any, and  realized
and  unrealized gains and losses.  All returns  reflect
the  deduction  of investment advisory fees,  brokerage
commissions, and execution costs paid by the  Adviser's
private accounts without provision for federal or state
income  taxes.   Custodial  fees,  if  any,  were   not
included  in  the calculation.  If custodial  fees  had
been  included,  the Adviser's performance  would  have
been  lower.   Also  excluded  from  the  returns   are
expenses and fees, including the advisory fee, that  an
investor  in the Funds will bear, since the performance
data does not represent the performance of the Funds or
an  investment therein.  If such expenses and fees were
included,  the  Adviser's performance would  have  been
lower.    Cash   and   equivalents  are   included   in
performance   returns.   Total  return  is   calculated
monthly in accordance with the "time-weighted" rate  of
return  method  provided  for by  the  AIMR  standards,
accounted for on a trade-date and accrual basis.   AIMR
standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions.

     The  following data is provided to illustrate  the
past  performance  of the Adviser in managing  accounts
which  are  substantially  similar  to  the  Funds   as
measured against specified market indices and does  not
represent  the  performance of  the  Funds.   Investors
should  not  consider  this  performance  data  as   an
indication of the future performance of the Funds or the Adviser.

          Private Account Performance History

                   Growth Composite

  Year    1st Qtr.      2nd Qtr.      3rd Qtr.      4th Qtr.

  1993        *          -5.5%         0.5%           4.9%

  1994     -3.6%         0.8%          3.2%           0.3%

  1995     9.7%          8.1%          6.9%           7.3%

  1996     4.9%          6.6%          5.8%           4.3%

  1997     0.7%          19.9%         6.2%           4.7%

  1998     15.8%



                  Balanced Composite

  Year    1st Qtr.      2nd Qtr.      3rd Qtr.     4th Qtr.

  1993        *          -1.9%         1.4%          2.5%

  1994     -3.0%         0.1%          1.9%          0.2%

  1995     7.2%          6.7%          4.4%          5.6%

  1996     2.0%          3.7%          3.9%          3.4%

  1997     0.2%          12.1%         4.6%          3.6%

  1998     9.5%


  *  Not Available


         Average Annualized Return in Percent

                   Growth Composite

   Period Ending           Adviser's
   March 31, 1998            Growth                  S&P
                           Composite               500(1)
                          Performance

          1 Year             54.4%                 48.1%

          3 Years            33.5%                 32.9%

          5 Years            21.2%                 22.4%



   (1) The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

                  Balanced Composite

                                             55% S&P 500;(1) 40%
   Period Ending           Adviser's         Lehman Brothers
  March 31, 1998           Balanced          Intermediate Govt./
                           Composite         Corp. Bond Index;(2)
                          Performance        5% T-Bill(3)

    1 Year                   33.0%                 29.7%

    3 Years                  21.2%                 21.2%

    5 Years                  14.0%                 14.9%



(1)   The  S&P  500  is  an unmanaged  index  generally
representative  of  the U.S. stock market.   The  index
does  not reflect investment management fees, brokerage
commissions   and   other  expenses   associated   with
investing in equity securities.

(2)       The      Lehman     Brothers     Intermediate
Government/Corporate  Bond  Index  is  a  market  value
weighted  performance  benchmark  for  government   and
corporate fixed-rate debt issues with maturities of one
to  10  years.   The index does not reflect  investment
management  fees,  brokerage  commissions   and   other
expenses associated with investing in debt securities.

(3)   The  Merrill  Lynch 91-day Treasury  Bill  return
represents   the  T-Bill  portion  of  the  comparative
composite.   Such  portion does not reflect  investment
management   fees,  brokerage  commissions   or   other
expenses associated with investing in T-Bills.



           FUND ORGANIZATION AND MANAGEMENT

Organization

     Each  Fund  is  a  series of  common  stock  of  a
corporation, Badgley Funds, Inc. (the "Corporation"), a
Maryland  company incorporated on April 28, 1998.   The
Corporation  is  authorized to issue shares  of  common
stock  in  series  and classes.  Each share  of  common
stock  of  each Fund is entitled to one vote, and  each
share  is  entitled to participate equally in dividends
and  capital  gains  distributions  by  the  respective
series  and  in the individual assets of the respective
Fund in the event of liquidation.  Each Fund bears  its
own  expenses  and the shareholders of each  Fund  have
exclusive  voting rights on matters pertaining  to  the
Fund's Rule 12b-1 plan.  No certificates will be issued
for  shares  held in your account.  You will,  however,
have   full   shareholder   rights.    Generally,   the
Corporation will not hold annual shareholders' meetings
unless required by the 1940 Act or Maryland law.  As of
_________  __, 1998, J. Kevin Callaghan and  Steven  C.
Phelps  each  owned  a  controlling  interest  in   the
Corporation.

Management

     Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The Corporation, on behalf of the Funds, has entered into an Investment
Advisory Agreement with the Adviser under which the Adviser manages each of the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors.

Adviser

     The   Adviser,  1420  Fifth  Avenue,  Suite  4400,
Seattle,  Washington 98101, is a Washington corporation
founded  in 1966.  The Adviser is controlled by several
of   its   officers.   Under  the  Investment  Advisory
Agreement,  the

Corporation, on behalf  of  the  Funds,
compensates the Adviser for its management services  at
the  annual rate of 1.00% of the Growth Fund's  average
daily  net  assets  and 0.90% of  the  Balanced  Fund's
average  daily net assets.  The advisory fee is accrued
daily  and  paid monthly.  For the fiscal  year  ending
June  30,  1999, the Adviser has agreed  to  waive  its
management fee and/or reimburse Fund operating expenses
to  the  extent  necessary to ensure  that  the  Growth
Fund's total operating expenses do not exceed 1.50%  of
its  average  daily  net assets and that  the  Balanced
Fund's total operating expenses do not exceed 1.30%  of
its  average  daily net assets.  After such  time,  the
Adviser may voluntarily waive all or a portion  of  its
management  fee and/or reimburse all or  a  portion  of
Fund  operating  expenses.   Any  waiver  of  fees   or
reimbursement  of expenses will be made  on  a  monthly
basis and, with respect to the latter, will be paid  to
the  Funds  by  reduction  of the  Adviser's  fee.  Any
waivers  or  reimbursements will  have  the  effect  of
lowering  the  overall expense ratio  for  a  Fund  and
increasing its overall return to investors at the  time
any  such  amounts were waived and/or reimbursed.   Any
such  waiver  or  reimbursement  is  subject  to  later
adjustment  during the term of the Investment  Advisory
Agreement to allow the Adviser to recoup amounts waived
or  reimbursed to the extent actual fees  and  expenses
for   a  specific  month  are  less  than  the  expense
limitation caps. In the event, after fiscal 1999, the Adviser decides to no longer voluntarily waive and/or reimburse fees and/or expenses, any unrecovered amounts previously waived and/or reimbursed will be permanently forgiven by the Adviser.

     Under the Investment Advisory Agreement, not only is the Adviser responsible for management of each Fund's assets, but also for portfolio transactions and brokerage. Please refer to the SAI for more details.
The Adviser has no prior experience advising mutual funds.

     Portfolio Managers. The following individuals are co-managers of the Funds:

     Steven C. Phelps.  President and a Director of the
Adviser, Mr. Phelps graduated Phi Beta Kappa and magna cum laude from Williams College in 1983 with a degree in political economy and was subsequently awarded a Fulbright Scholarship at the University of Frankfurt,
Germany for research on policy issues relating to international monetary coordination. Mr. Phelps joined the Adviser in 1986 after working for two years with PACCAR, Inc. as a finance analyst and as an independent researcher on the economics of the transportation industry. Mr. Phelps is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Mitzi  W.  Carletti.   Ms.  Carletti  received   a
Bachelor of Arts degree with honors from the University of Puget Sound in 1978. Prior to joining the Adviser as a portfolio manager in 1995, Ms. Carletti worked as a senior research analyst at Frank Russell Company, a pension fund consulting firm, from 1988 until 1995, and as a financial consultant with Merrill Lynch from 1979 to 1988.

     Mark   W.  Broughton.   Mr.  Broughton  earned   a
Bachelor of Science degree in finance and a Masters  of
Business  Administration in finance  and  international
finance/business  economics  from  the  University   of
Southern  California  in 1989 and  1995,  respectively.
Prior  to  joining the Adviser in 1996 as  a  portfolio
manager,  Mr. Broughton worked as a portfolio associate
and  research  analyst at Provident Investment  Counsel
for  over  five  years and as an account specialist  at
State  Street Research & Management for one and a  half
years.   Mr. Broughton is a Chartered Financial Analyst
and a Chartered Investment Counselor.

Custodian, Transfer Agent and Dividend-Disbursing Agent

     Firstar  Trust  Company ("Firstar"),  Mutual  Fund
Services,  Third  Floor,  615  East  Michigan   Street,
Milwaukee,  Wisconsin 53202 acts as custodian  of  each
Fund's   assets  (the  "Custodian")  and  as  dividend-
disbursing agent (the "Dividend-Disbursing Agent") and transfer agent for the Funds (the "Transfer Agent").

Administrator

     Pursuant to an Administration Agreement and an Accounting Servicing Agreement, Firstar also performs accounting and certain compliance and tax reporting functions for the Corporation. For these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Funds' aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net     .06 of 1%*
     assets
      Next $500 million of average net     .05 of 1%
      assets
      Average net assets in excess  of     .03 of 1%
      $700 million
     _____________________________
      *  Subject to a minimum  fee  of $30,000 per Fund.

                       Accounting Services Fees

                                         Growth Fund    Balanced Fund

      First $40 million of average net      $22,000         $23,500
      assets
      Next $200 million of average net    .01 of 1%      .015 of 1%
      assets
      Average net assets in excess  of   .005 of 1%       .01 of 1%
      $240 million

Distributor

     Rafferty  Capital  Markets, Inc.,  550  Mamaroneck
Avenue, Harrison, New York 10528, acts as distributor of Fund shares (the "Distributor").

Fund Expenses

     Each  Fund  is  responsible for its own  expenses,
including    interest   charges;    taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
registering  or  qualifying shares for  sale  with  the
states and the SEC; expenses of issue, sale, repurchase
or  redemption  of  shares; expenses  of  printing  and
distributing  prospectuses  to  existing  shareholders;
charges   of   custodians;  expenses  for   accounting,
administrative,  audit, and legal  services;  fees  for
outside  directors; expenses of fidelity bond  coverage
and   other  insurance;  expenses  of  indemnification;
extraordinary expenses; and costs of shareholder and director meetings.

                HOW TO PURCHASE SHARES

     Shares of the Funds may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with the Distributor, in its capacity as principal underwriter of shares of the Funds, or through the Distributor directly. Firstar, the Funds' Transfer Agent, may also accept purchase applications.

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment   in   a   Fund  is   $25,000.    Subsequent
investments of at least $1,000 may be made by  mail  or
by  wire.  For investors using the Automatic Investment
Plan,  as  described below, the minimum  investment  is
$10,000  with  a  minimum monthly investment  of  $250.
These  minimums  can  be  changed  or  waived  by   the
Corporation at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Offering Price

     Shares of the Funds are sold on a continual  basis
at  the  next  offering price (the  "Offering  Price"),
which  is  the net asset value per share next  computed
following  receipt  of an order in  proper  form  by  a
dealer, the Distributor or the Transfer Agent,  as  the
case  may  be.  Net asset value per share is calculated
once  daily  as  of  the  close of  trading  (currently
4:00  p.m., Eastern Standard Time) on each day the  New
York   Stock   Exchange   ("NYSE")   is   open.     See
"Determination of Net Asset Value."

Initial Investment - Minimum $25,000

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "Badgley Funds,  Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is $25,000.   If  mailing  to  the
Distributor  or  Transfer Agent,  please  send  to  the
following address:  Firstar Trust Company, Mutual  Fund
Services, P.O. Box 701, Milwaukee, Wisconsin
53201-0701.  In addition, overnight mail should be sent
to the following address:  Badgley Funds, Inc., Firstar
Trust  Company, Mutual Fund Services, Third Floor,  615
East Michigan Street, Milwaukee, Wisconsin 53202.   The
Corporation  does not consider the U.S. Postal  Service
or  other  independent  delivery  services  to  be  its
agents.   Therefore, deposit in the mail or  with  such
services,  or  receipt  at the  Transfer  Agent's  post
office   box,   of  purchase  applications   does   not
constitute  receipt  by  the  Transfer  Agent  or   the
Corporation. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the Offering Price.   Such
dealers   may  also  charge  a  transaction   fee,   as
determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by the Corporation as  a  result.
Neither  cash nor third-party checks will be  accepted.
All applications to purchase Fund shares are subject to
acceptance by the Corporation and are not binding until
so  accepted.   The Corporation reserves the  right  to
decline or accept a purchase order application in whole or in part.

Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:       Firstar Bank
          ABA Number     075000022

          Credit:        Firstar Trust Company
          Account        112-952-137

  Further Credit:        Badgley Funds, Inc.
                         (shareholder account number)
                         (shareholder name/account
                         registration)

     Please call 1-877-BADGLEY (1-877-223-4539) prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Corporation is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors  to
make   subsequent  investments  directly  from  a  bank
checking   or   savings  account.   To  establish   the
telephone purchase option on your account, complete the
appropriate  section  in  the shareholder  application.
Only   bank   accounts   held  at  domestic   financial
institutions that are Automated Clearing House  ("ACH")
members  may be used for telephone transactions.   This
option will become effective approximately 15 business days after the application form is received by Firstar.
Purchases must be in amounts of $250 or more and may not be used for initial purchases of a Fund's shares.
To have Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-
877-BADGLEY (1-877-223-4539).

Automatic Investment Plan - Minimum $10,000

     The  Automatic Investment Plan ("AIP") allows  you
to  make regular, systematic investments in one or more
of  the  Funds from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $10,000.  To establish the AIP,  complete  the
appropriate  section  in  the shareholder  application.
Under certain circumstances (such as discontinuation of
the  AIP before a Fund's minimum initial investment  is
reached), the Corporation reserves the right  to  close
the  investor's account.  Prior to closing any  account
for  failure  to reach the minimum initial  investment,
the  Corporation will give the investor written  notice
and  60 days in which to reinstate the AIP or otherwise
reach  the  minimum  initial  investment.   You  should
consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $250 or more.  There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient  funds  or,  if  prior  to  notifying  the
Corporation  in  writing  or  by  telephone   of   your
intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of ACH.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by  mail  or
by  wire.   Any subsequent investment must  be  for  at
least $1,000. When making an additional purchase by mail, enclose a check payable to "Badgley Funds, Inc."
and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-877-BADGLEY
(1-877-223-4539) for complete wiring instructions.

                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of
their  Fund  shares at any time at the next  determined
net  asset  value.   See "Determination  of  Net  Asset
Value."   No  redemption request will become  effective
until  all documents have been received in proper  form
by  Firstar.   An investor should contact  Firstar  for
further  information concerning documentation  required
for  a  redemption  of  Fund shares.   The  Corporation
normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Corporation may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Corporation of the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors   who  have  an  Individual   Retirement
Account  ("IRA")  must  indicate  on  their  redemption
requests  whether or not federal income tax  should  be
withheld.   Redemption  requests  failing  to  make  an
election will be subject to withholding.

Written Redemption

     For  most  redemption requests, an  investor  need
only furnish a written, unconditional request to redeem
his  or  her shares at net asset value to the  Transfer
Agent:  Firstar Trust Company, P.O. Box 701, Milwaukee,
Wisconsin 53201-0701.  Overnight mail should be sent to
Badgley Funds, Inc., Firstar Trust Company, Mutual Fund
Services,  Third  Floor,  615  East  Michigan   Street,
Milwaukee,  Wisconsin 53202.  Requests  for  redemption
must   (i)   be  signed  exactly  as  the  shares   are
registered, including the signature of each owner,  and
(ii)  specify the number of shares or dollar amount  to
be  redeemed.   Redemption  proceeds  made  by  written
redemption  request may also be wired to  a  commercial
bank   that   you  have  authorized  on  your   account
application.  The Transfer Agent will charge  a  $12.00
service   fee   for   wire  transactions.    Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or   attorneys-in-fact.   The  Corporation   does   not
consider  the U.S. Postal Service or other  independent
delivery services to be its agents.  Therefore, deposit
in  the  mail or with such services, or receipt at  the
Transfer Agent's post office box of redemption requests
does  not  constitute receipt by the Transfer Agent  or
the  Corporation.   Do  not mail letters  by  overnight
courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Shares  of  the  Funds  may also  be  redeemed  by
calling    the    Transfer   Agent   at   1-877-BADGLEY
(1-877-223-4539).  Redemption requests by telephone are
available   for   redemptions  of   $1,000   or   more.
Redemption  requests for less than $1,000  must  be  in
writing.   In  order  to  utilize  this  procedure,  an
investor  must have previously elected this  option  in
writing,  which  election  will  be  reflected  in  the
records  of  the  Transfer Agent,  and  the  redemption
proceeds  must  be mailed directly to the  investor  or
transmitted to the investor's predesignated account via
wire   or  ACH  transfer.   Funds  sent  via  ACH   are
automatically  credited to your  account  within  three
business  days.  There is currently no charge for  this
service.   To  change the designated  account,  send  a
written  request  with signature(s) guaranteed  to  the
Transfer  Agent.   To  change  the  address,  call  the
Transfer   Agent  or  send  a  written   request   with
signature(s)   guaranteed  to   the   Transfer   Agent.
Additional   documentation  may   be   requested   from
corporations,   executors,  administrators,   trustees,
guardians,  agents or attorneys-in-fact.  No  telephone
redemption requests will be allowed within 15  days  of
such  a change.  The Corporation reserves the right  to
limit  the  number  of  telephone  redemptions  by   an
investor. Once made, telephone redemptions may not be modified or canceled.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions  and/or  sending written  confirmation  of
such  transactions  to investors.  Assuming  procedures
such  as  the  above  have been followed,  neither  the
Corporation nor the Transfer Agent will be  liable  for
any   loss,  cost,  or  expense  for  acting  upon   an
investor's   instructions  or  for   any   unauthorized
telephone  redemption.   The Corporation  reserves  the
right to refuse a telephone redemption request if so advised.

Systematic Withdrawal Plan

     You  may  set up automatic withdrawals  from  your
account  at regular intervals.  To begin distributions,
you  must  have an initial balance of $10,000  in  your
account  and  withdraw at least $250 per  payment.   To
establish  the systematic withdrawal plan ("SWP"),  you
must   complete   the  appropriate   section   in   the
shareholder application.  Redemptions will  take  place
on  a  monthly, quarterly, semi-annual or annual  basis
(or  the  following business day) as indicated on  your
shareholder  application.  You may vary the  amount  or
frequency   of   withdrawal  payments  or   temporarily
discontinue  them by calling 1-877-BADGLEY  (1-877-223-
4539). Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Signature Guarantees

     Signature   guarantees  are  required   for:   (i)
redemption requests to be mailed or wired to  a  person
other than the registered owner(s) of the shares;  (ii)
redemption requests to be mailed or wired to other than
the  address  that  appears of  record  and  (iii)  any
redemption  request  if a change of  address  has  been
received  by  the Corporation or Transfer Agent  within
the  last  15  days.   A  signature  guarantee  may  be
obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.

     Your account may be terminated by the Corporation on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $25,000.
Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

                  EXCHANGE PRIVILEGE

Fund to Fund Exchange

     You  may exchange your shares in a Fund for shares
in  any  other Fund of the Corporation at any  time  by
written  request or by telephone exchange if  you  have
authorized    this   privilege   in   the   shareholder
application.   Exchange  requests  are  available   for
exchanges  of $1,000 or more.  The value of the  shares
to  be  exchanged  and the price of  the  shares  being
purchased  will be the net asset value next  determined
after  receipt of instructions for exchange.  No  sales
charge  is imposed on exchanges between Funds; however,
a  $5  service  fee will be charged for each  telephone
exchange request (no charge is imposed with respect  to
written  exchange requests).  Exchange requests  should
be  directed to:  Firstar Trust Company, P.O. Box  701,
Milwaukee, Wisconsin 53201-0701.  For exchange requests
delivered  in  person  or  by  overnight  mail,  please
deliver  to Badgley Funds, Inc., Firstar Trust Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street,  Milwaukee,  Wisconsin  53202.   To  effect   a
telephone   exchange,   you  may   call   1-877-BADGLEY
(1-877-223-4539). Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that such exchanges are not disadvantageous to the Funds or their investors. The Corporation reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect. The exchange privilege is only available in states where the securities are registered.

Money Market Exchange

     As  a service to our shareholders, the Corporation
has  established a program whereby our shareholders can
exchange  shares of any one of the Funds for shares  of
the  Firstar Money Market Funds (the "Firstar  Funds").
Exchange requests are available for exchanges of $1,000
or  more.   The Firstar Funds are no-load money  market
funds  managed by an affiliate of Firstar.  The Firstar
Funds  are unrelated to the Corporation or any  of  the
Funds.  However, the Distributor may be compensated  by
the  Firstar  Funds for servicing and related  services
provided   in   connection  with  exchanges   made   by
shareholders of the Funds.  This exchange privilege  is
a convenient way to buy shares in money market funds in
order  to respond to changes in your goals or in market
conditions.  Before exchanging into the Firstar  Funds,
please  read  the applicable prospectus, which  may  be
obtained by calling 1-877-BADGLEY (1-877-223-4539).  As
noted  above,  there is no charge for written  exchange
requests.   Firstar will, however, charge a  $5.00  fee
for each exchange transaction that is executed via the telephone.

     An exchange from one Fund to another, including the Firstar Funds, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

           DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern
Standard Time) on each day the NYSE is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. A Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the fair value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   Any securities or other assets for which market
quotations are not readily available are valued at fair
value  as  determined in good faith  by  the  Board  of
Directors  of the Corporation.  The Board of  Directors
may  approve the use of pricing services to assist  the
Funds  in the determination of net asset value.   Fixed
income  securities having remaining  maturities  of  60
days or less when purchased are generally valued by the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The  Corporation, on behalf of each of the  Funds,
has  adopted  a plan pursuant to Rule 12b-1  under  the
1940 Act (the "12b-1 Plan"), which authorizes it to pay
the   Distributor   a  distribution   and   shareholder
servicing fee of 0.25% of each Fund's average daily net
assets (computed on an annual basis).  All or a portion
of  the fee may be used by the Distributor to pay costs
of  printing  reports  and prospectuses  for  potential
investors  and  the  costs of  other  distribution  and
shareholder servicing expenses.  Under the terms of the
12b-1  Plan, the Distributor is authorized to, in turn,
pay  all  or  a  portion of this fee to any  securities
dealer, financial institution or any other person  (the
"Recipient") who renders assistance in distributing  or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant   to   a   written  agreement  (the   "Related
Agreement").  Payments under the 12b-1 Plan  are  based
upon   a   percentage  of  average  daily  net   assets
attributable  to each Fund regardless  of  the  amounts
actually  paid  or expenses actually  incurred  by  the
Distributor,  however, in no event, may  such  payments
exceed  the  maximum allowable fee.  It is,  therefore,
possible that the Distributor may realize a profit in a
particular year as a result of these payments.  The 12b-
1 Plan has the effect of increasing the Fund's expenses
from  what  they  would otherwise  be.   The  Board  of
Directors   reviews   each  Fund's   distribution   and
shareholder servicing fee payments in connection with their determination as to the continuance of the 12b-1
Plan.

     The  12b-1  Plan, including a form of the  Related
Agreement, has been unanimously approved by a  majority
of  the  Board of Directors of the Corporation, and  of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  related
agreements   (the  "Disinterested  Directors")   voting
separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable.
In addition, the 12b-1 Plan and any Related Agreement may be terminated with respect to either or both Funds at any time, without penalty, by vote of a majority of the outstanding voting securities of the applicable
Fund,  or  by  vote  of  a  majority  of  Disinterested
Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, after the Distributor forwards to the Board of Directors of the Corporation a written report of all amounts expensed pursuant to the 12b-1 Plan.

            INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may establish their own tax-sheltered
IRAs. The Fund offers two types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

Traditional IRA

     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In a Roth IRA (sometimes known as the American
Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth
IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

Simplified Employee Pension Plan

     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A
SEP-IRA is established through execution of Form 5305-
SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The
$160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below.
Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer
(other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees;
(4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under current IRS regulations, all IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

     The  Corporation intends to qualify for  treatment
as a "Regulated Investment Company" under Subchapter  M
of  the Internal Revenue Code of 1986, as amended  (the
"Code"),  and, if so qualified, will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed  on a timely basis.  However,  for  federal
income  tax purposes, all dividends paid by  the  Funds
and  distributions  of net realized short-term  capital
gains are taxable as ordinary income whether reinvested
or received in cash unless you are exempt from taxation
or entitled to a tax deferral.  Distributions paid by a
Fund from net realized long-term capital gains, whether
received  in  cash or reinvested in additional  shares,
are  taxable  as  a  capital gain.   The  capital  gain
holding period is determined by the length of time  the
Fund  has held the security and not the length of  time
you  have  held  shares  in the  Fund.   Investors  are
informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.
Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The  corporation intends to pay dividends for  the
Growth   Fund  annually  and  for  the  Balanced   Fund
quarterly and to distribute capital gains, if  any,  at
least  annually.   When a dividend or capital  gain  is
distributed, a Fund's net asset value decreases by  the
amount  of the payment.  If you purchase shares shortly
before  a  distribution, you will be subject to  income
taxes  on  the distribution, even though the  value  of
your  investment (plus cash received, if  any)  remains
the    same.    All   dividends   and   capital   gains
distributions  will  automatically  be  reinvested   in
additional Fund shares at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. An investor may change an election by telephone, subject to certain limitations, by calling the Transfer
Agent at 1-877-BADGLEY (1-877-223-4539).

     Investors requesting to have dividends and/or capital gains paid in cash may choose to have such amounts mailed or sent via electronic funds transfer
("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you  do not furnish the Corporation with  your
correct    social   security   number    or    taxpayer
identification number, the Corporation is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                    YEAR 2000 ISSUE

     The Funds' operations depend on the seamless functioning of computer systems in the financial service industry; including those of the Adviser and Firstar. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Funds.

     The Adviser has made compliance with the Year 2000
Issue a high priority and is taking steps that it believes are reasonably designed to address the Year
2000 Issue with respect to its computer systems.  The
Adviser has also been informed that comparable steps are being taken by the Funds' other major service providers. The Adviser does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Funds.

                   FUND PERFORMANCE

     The  Funds  may  from time to time  compare  their
respective   investment  results  to  various   passive
indices or other mutual funds and cite such comparisons
in  reports  to  shareholders,  sales  literature,  and
advertisements.   The  results  may  be  calculated  on
several bases, including yield, average annual total return, total return, and cumulative total return.

     Yield is an annualized figure, which means that it
is  assumed that a Fund generates the same level of net
investment  income over a one-year  period.   A  Fund's
yield is a measure of the net investment incurred per share earned by the Fund over a specific one-month period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period.

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments  in a  Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Fund's performance over a stated period of time.

DIRECTORS

J. Kevin Callaghan
Steven C. Phelps
Graham S. Anderson
[2 additional independent directors to be added]

OFFICERS

Otis P. Heald III (Tres), President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

Badgley, Phelps and Bell, Inc.
1420 Fifth Avenue, Suite 4400
Seattle, Washington  98101

CUSTODIAN, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND-
DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

DISTRIBUTOR

Rafferty Capital Markets, Inc.
550 Mamaroneck Avenue
Harrison, New York 10528

INDEPENDENT ACCOUNTANTS




LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

          STATEMENT OF ADDITIONAL INFORMATION

                  BADGLEY FUNDS, INC.
                  Badgley Growth Fund
                 Badgley Balanced Fund

                     P.O. Box 701
            Milwaukee, Wisconsin 53201-0701
                     1-877-BADGLEY


     This Statement of Additional Information is not  a
prospectus and should be read in conjunction  with  the
Prospectus   of   the   BADGLEY   FUNDS,   INC.    (the
"Corporation"), including the Badgley Growth Fund  (the
"Growth  Fund")  and  the Badgley  Balanced  Fund  (the
"Balanced Fund"), each a diversified series of the Corporation (hereinafter collectively referred to as the "Funds"), dated April 30, 1998. The Prospectus, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.


This Statement of Additional Information is dated April 30, 1998.

                      TABLE OF CONTENTS

                                                         Page No.


INVESTMENT RESTRICTIONS                                      3

INVESTMENT POLICIES AND TECHNIQUES                           4

DIRECTORS AND OFFICERS                                       18

PRINCIPAL SHAREHOLDERS                                       19

INVESTMENT ADVISER                                           19

FUND TRANSACTIONS AND BROKERAGE                              20

CUSTODIAN                                                    21

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                 21

DISTRIBUTOR AND PLAN OF DISTRIBUTION                         21

TAXES                                                        22

DETERMINATION OF NET ASSET VALUE                             22

SHAREHOLDER MEETINGS                                         23

PERFORMANCE INFORMATION                                      23

INDEPENDENT ACCOUNTANTS                                      24

FINANCIAL STATEMENTS                                         24

APPENDIX                                                     A-1


     No   person  has  been  authorized  to  give   any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information  and the Prospectus dated April  30,  1998,
and   if   given   or   made,   such   information   or
representations may not be relied upon as having been authorized by the Funds. This Statement of Additional
Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                INVESTMENT RESTRICTIONS

     The investment objective of the Growth Fund is  to
seek  long-term  capital appreciation.  The  investment
objective  of  the Balanced Fund is to  seek  long-term
capital  appreciation  and income (i.e.,  risk-adjusted
total  return).   The Funds' investment objectives  and
policies  are  described in detail  in  the  Prospectus
under the caption "Investment Objectives and Policies."
The  following  are  the Funds' fundamental  investment
restrictions   which   cannot   be   changed    without
shareholder approval.

Each Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes (but not for leveraging or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible  under the Investment Company  Act  of
     1940,  as  amended  (the "1940  Act"),  which  may
     involve  a borrowing, including borrowing  through
     reverse  repurchase agreements, provided that  the
     combination  of (i) and (ii) shall not  exceed  33
     1/3%  of  the  value  of the Fund's  total  assets
     (including  the amount borrowed), less the  Fund's
     liabilities  (other than borrowings).   Each  Fund
     may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     In   addition  to  the  non-fundamental  operating
policies set forth in the Prospectus, the following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange Commission (the "SEC") or its staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

4.   Purchase  securities of other investment companies
     except  in  compliance  with  the  1940  Act   and
     applicable state law.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning of the CEA), provided, however,  that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options  on  futures
     transactions if the aggregate initial  margin  and
     premiums  required  to establish  such  positions,
     less   the  amount  by  which  any  such   options
     positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its assets.

     Except  for the fundamental investment limitations
listed above and each Fund's investment objective,  the
other  investment policies described in the  Prospectus
and  this Statement of Additional Information  are  not
fundamental  and  may be changed with approval  of  the
Corporation's   Board  of  Directors.    Unless   noted
otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets
(i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

               INVESTMENT POLICIES AND TECHNIQUES

     The    following   information   supplements   the
discussion   of   the  Funds'  investment   objectives,
policies, and techniques that are described in the Prospectus under the captions "Investment Objectives and Policies" and "Implementation of Policies and Risks."

Illiquid Securities

     Each  Fund  may invest up to 10% of its respective
net  assets  in  illiquid securities (i.e.,  securities
that are not readily marketable).  For purposes of this
restriction, illiquid securities include, but  are  not
limited  to,  restricted  securities  (securities   the
disposition  of which is restricted under  the  federal
securities laws), securities which may only  be  resold
pursuant  to  Rule  144A  under  the  Securities   Act,
repurchase  agreements  with maturities  in  excess  of
seven  days, and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 10% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions   exempt  from  registration   under   the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines adopted by the Board of Directors.

     The  Board  of  Directors  has  delegated  to  the
Adviser  the day-to-day determination of the  liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive liquidity criteria are used, the
Board of Directors has directed the Adviser to look  to
such  factors  as (i) the nature of the  market  for  a
security  (including the institutional  private  resale
market), (ii) the terms of certain securities or  other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and
demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, a Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Convertible Securities

     Each  Fund  may invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged for a specified amount of common stock of the
same  or a different issuer within a particular  period
of time at a specified price or formula.  A convertible
security   entitles  the  holder  to  receive  interest
normally  paid or accrued on debt or the dividend  paid
on  preferred  stock  until  the  convertible  security
matures   or  is  redeemed,  converted,  or  exchanged.
Convertible    securities   have   unique    investment
characteristics in that they generally (i) have  higher
yields  than  common  stocks,  but  lower  yields  than
comparable  non-convertible securities, (ii)  are  less
subject  to  fluctuation in value than  the  underlying
stock since they have fixed income characteristics, and
(iii) provide the potential for capital appreciation if
the   market  price  of  the  underlying  common  stock
increases.   A convertible security may be  subject  to
redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. With respect to the Balanced Fund's investments in convertible securities, the Balanced Fund will only include that portion of convertible senior securities with fixed income characteristics in computing whether the Balanced Fund has at least 25% of its assets in fixed income convertible securities.

Temporary Strategies

     When the Adviser determines that market conditions
warrant  a  temporary defensive position,  a  Fund  may
invest without limitation in cash and short-term  fixed
income    securities,   including    U.S.    government
securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits.

Variable- or Floating-Rate Securities

     Each  Fund may invest in securities which offer  a
variable-   or  floating-rate  of  interest,  including
inverse  floating  rate  securities  debt  obligations.
Variable-rate   securities   provide   for    automatic
establishment of a new interest rate at fixed intervals
(e.g., daily, monthly, semi-annually, etc.).  Floating-
rate   securities  generally  provide   for   automatic
adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the interest rate is indexed. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate  demand notes include master  demand
notes  which  are  obligations that permit  a  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Funds may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Funds may invest.

     Each Fund will not invest more than 10% of its net
assets    in   variable-   and   floating-rate   demand
obligations that are not readily marketable (a variable-
or floating-rate demand obligation that may be disposed
of  on  not more than seven days notice will be  deemed
readily  marketable  and will not be  subject  to  this
limitation).   See "Investment Policies and  Techniques
--  Illiquid Securities" and "Investment Restrictions."
In   addition,   each   variable-   and   floating-rate
obligation  must  meet the credit quality  requirements
applicable to all the Fund's investments at the time of
purchase.   When determining whether such an obligation
meets a Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Mortgage- and Asset-Backed Securities

     Mortgage-backed  securities  represent  direct  or
indirect  participations in,  or  are  secured  by  and
payable  from, mortgage loans secured by real property,
and   include   single-  and  multi-class  pass-through
securities  and  collateralized  mortgage  obligations.
Such  securities  may be issued or guaranteed  by  U.S.
government agencies or instrumentalities, such  as  the
Government  National  Mortgage  Association   and   the
Federal  National Mortgage Association, or  by  private
issuers,   generally  originators  and   investors   in
mortgage   loans,   including   savings   associations,
mortgage bankers, commercial banks, investment bankers,
and  special  purpose entities (collectively,  "private
lenders").    Mortgage-backed  securities   issued   by
private  lenders may be supported by pools of  mortgage
loans  or  other  mortgage-backed securities  that  are
guaranteed,  directly  or  indirectly,  by   the   U.S.
government or one of its agencies or instrumentalities,
or   they   may  be  issued  without  any  governmental
guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

     Asset-backed     securities    have     structural
characteristics similar to mortgage-backed  securities.
Asset-backed  debt  obligations  represent  direct   or
indirect  participations in,  or  are  secured  by  and
payable  from, assets such as motor vehicle installment
sales contracts, other installment loan contracts, home
equity loans, leases of various types of property,  and
receivables from credit card or other revolving  credit
arrangements.  The credit quality of most  asset-backed
securities  depends primarily on the credit quality  of
the  assets  underlying such securities, how  well  the
entity  issuing  the  security is  insulated  from  the
credit  risk of the originator or any other  affiliated
entities,  and  the amount and quality  of  any  credit
enhancement    of   the   securities.    Payments    or
distributions of principal and interest on asset-backed
debt  obligations  may be supported by non-governmental
credit   enhancements  including  letters  of   credit,
reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

     The  rate  of  principal payment on mortgage-  and
asset-backed securities generally depends on  the  rate
of principal payments received on the underlying assets
which  in turn may be effected by a variety of economic
and  other  factors.  As a result,  the  yield  on  any
mortgage-  and  asset-backed security is  difficult  to
predict with precision and actual yield to maturity may
be more or less than the anticipated yield to maturity.
The yield characteristics of mortgage- and asset-backed
securities  differ  from  those  of  traditional   debt
securities.  Among the principal differences  are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually
monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if  a  Fund purchases these  securities  at  a
premium, a prepayment rate that is faster than expected
will  reduce yield to maturity, while a prepayment rate
that  is  slower than expected will have  the  opposite
effect   of   increasing   the   yield   to   maturity.
Conversely, if a Fund purchases these securities  at  a
discount,  a  prepayment  rate  that  is  faster   than
expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     While  many  mortgage- and asset-backed securities
are  issued with only one class of security,  many  are
issued  in  more  than one class, each  with  different
payment  terms.   Multiple class mortgage-  and  asset-
backed  securities  are issued for  two  main  reasons.
First,  multiple classes may be used  as  a  method  of
providing   credit  support.   This   is   accomplished
typically through creation of one or more classes whose
right  to  payments on the security is made subordinate
to the right to such payments of the remaining class or
classes.   Second,  multiple  classes  may  permit  the
issuance  of  securities with payment  terms,  interest
rates,  or  other characteristics differing  both  from
those  of  each other and from those of the  underlying
assets.  Examples include so-called "strips" (mortgage-
and  asset-backed securities entitling  the  holder  to
disproportionate   interests  with   respect   to   the
allocation  of  interest and principal  of  the  assets
backing  the  security), and securities with  class  or
classes   having   characteristics  which   mimic   the
characteristics   of  non-mortgage-   or   asset-backed
securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

     The  Funds  may  invest in stripped  mortgage-  or
asset-backed   securities,  which   receive   differing
proportions of the interest and principal payments from
the  underlying  assets.   The  market  value  of  such
securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

     Mortgage-  and asset-backed securities  backed  by
assets, other than as described above, or in which  the
payment  streams on the underlying assets are allocated
in a manner different than those described above may be
issued  in  the  future.  A Fund  may  invest  in  such
securities  if such investment is otherwise  consistent
with   its   investment   objectives,   policies    and
restrictions.

Repurchase Agreements

     The  Funds  may  enter into repurchase  agreements
with   certain  banks  or  non-bank  dealers.    In   a
repurchase  agreement, a Fund buys a  security  at  one
price,  and at the time of sale, the seller  agrees  to
repurchase  the  obligation at a mutually  agreed  upon
time  and  price  (usually  within  seven  days).   The
repurchase  agreement, thereby,  determines  the  yield
during  the  purchaser's  holding  period,  while   the
seller's  obligation to repurchase is  secured  by  the
value  of  the  underlying security.  The Adviser  will
monitor,  on  an  ongoing  basis,  the  value  of   the
underlying  securities to ensure that the value  always
equals  or  exceeds the repurchase price  plus  accrued
interest.  Repurchase agreements could involve  certain
risks  in the event of a default or insolvency  of  the
other party to the agreement, including possible delays
or restrictions upon a Fund's ability to dispose of the
underlying    securities.    Although   no   definitive
creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

     The Funds may, with respect to up to 5% of its net
assets, engage in reverse repurchase agreements.  In  a
reverse  repurchase  agreement, a  Fund  would  sell  a
security and enter into an agreement to repurchase  the
security at a specified future date and price.  A  Fund
generally  retains the right to interest and  principal
payments  on the security.  Since a Fund receives  cash
upon  entering into a reverse repurchase agreement,  it
may  be  considered  a  borrowing.   When  required  by
guidelines  of  the  SEC,  the  Fund  will  set   aside
permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Derivative Instruments

     In General.  Although it does not currently intend
to  engage  in derivative transactions, each  Fund  may
invest  up  to  5%  of  its respective  net  assets  in
derivative instruments.  Derivative instruments may  be
used  for  any lawful purpose consistent with a  Fund's
investment objective such as hedging or managing  risk,
but  not  for speculation.  Derivative instruments  are
commonly  defined  to include securities  or  contracts
whose  value depend on (or "derive" from) the value  of
one   or   more   other  assets,  such  as  securities,
currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives include forward contracts, swap  contracts,
as   well  as  exchange-traded  futures.   Option-based
derivatives  include  privately  negotiated,  over-the-
counter (OTC) options (including caps, floors, collars,
and options on forward and swap contracts) and exchange-
traded   options   on  futures.    Diverse   types   of
derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.  A Fund may use derivative instruments to
protect against possible adverse changes in the  market
value  of securities held in, or are anticipated to  be
held in, the Fund's portfolio.  Derivatives may also be
used   by   a  Fund  to  "lock-in"  its  realized   but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.   A Fund may also  use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the effective maturity or duration
of debt obligations in a Fund's portfolio, establishing
a  position  in the derivatives markets as a substitute
for  buying or selling certain securities, or  creating
or  altering exposure to certain asset classes, such as
equity,  debt,  and  foreign securities.   The  use  of
derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange    or   OTC   Derivatives.     Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than  that  of  a  particular counterparty.   Over-the-
counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying   asset  can  expose  a  Fund   to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements   of   the   securities,   currencies,    and
commodities  markets, which requires  different  skills
than  predicting  changes in the prices  of  individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations, and operating policies.  In making such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)   Credit Risk.  A Fund will be subject to  the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  a  Fund  will bear  the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the  Fund.   A
Fund   will   enter  into  transactions  in  derivative
instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.   A Fund might be required  by  applicable
regulatory  requirement to maintain assets as  "cover,"
maintain   segregated  accounts,  and/or  make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e., instruments other than purchased options).  If a
Fund  is  unable  to  close out its positions  in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until the position expired, matured, or is closed  out.
The  requirements might impair a Fund's ability to sell
a  portfolio security or make an investment at  a  time
when  it  would otherwise be favorable  to  do  so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous  time.  A Fund's  ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Funds includes representations that
each  Fund  will  use  futures  contracts  and  related
options  solely  for bona fide hedging purposes  within
the  meaning of CFTC regulations, provided that a  Fund
may  hold  other  positions in  futures  contracts  and
related  options that do not qualify  as  a  bona  fide
hedging  position  if  the  aggregate  initial   margin
deposits  and  premiums  required  to  establish  these
positions,  less the amount by which any  such  futures
contracts  and related options positions  are  "in  the
money," do not exceed 5% of the Fund's net assets.   To
the extent the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential  for leveraging a Fund's assets in  a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging  of  a  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  a  Fund's  assets.  The Funds will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In  some  cases a Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when a Fund uses a derivative instrument to increase or
decrease exposure to an asset class and is required  by
applicable SEC guidelines to set aside liquid assets in
a  segregated  account to secure its obligations  under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.   A  Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  A Fund may purchase (buy)  or  write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used  by the Funds may include

European, American,  and
Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     Each Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short hedge.  Writing put or call options can enable  a
Fund  to enhance income by reason of the premiums  paid
by the purchaser of such options.  Writing call options
serves as a limited short hedge because declines in the
value  of the hedged investment would be offset to  the
extent  of the premium received for writing the option.
However, if the security appreciates to a price  higher
than  the exercise price of the call option, it can  be
expected that the option will be exercised and the Fund
will be obligated to sell the security at less than its
market  value  or  will be obligated  to  purchase  the
security  at  a price greater than that  at  which  the
security  must  be  sold under the option.   All  or  a
portion  of  any assets used as cover for  OTC  options
written by a Fund would be considered illiquid  to  the
extent   described  under  "Investment   Policies   and
Techniques Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     A  Fund  may  effectively terminate its  right  or
obligation under an option by entering into  a  closing
transaction.   For  example, a Fund may  terminate  its
obligation  under  a  call or put option  that  it  had
written  by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, a Fund may terminate a position in a put or
call  option  it had purchased by writing an  identical
put  or  call  option; this is known as a closing  sale
transaction.   Closing transactions permit  a  Fund  to
realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Funds  may  purchase or write both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between  a  Fund and the other party to the transaction
("counterparty")  (usually a  securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A  Fund's  ability  to  establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a liquid market.  Each Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Spread   Transactions.   A  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but  not for speculation.  A Fund  may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  a  Fund the right to  put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.   The  risk to a Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to protect a Fund against adverse changes in prevailing
credit  quality spreads, i.e., the yield spread between
high   quality  and  lower  quality  securities.   Such
protection is only provided during the life of the spread option.

     Futures   Contracts.   A  Fund  may  use   futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk  but not for speculation.   A  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   Each  Fund  may  also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds' hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Funds  may enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques  other than sales and purchases  of  futures
contracts could be used to reduce a Fund's exposure  to
market, currency, or interest rate fluctuations, a Fund
may  be able to hedge its exposure more effectively and
perhaps   at   a  lower  cost  through  using   futures
contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase price is less than the original sale price,  a
Fund realizes a gain; if it is more, a Fund realizes  a
loss.  Conversely, if the offsetting sale price is more
than  the  original purchase price, a Fund  realizes  a
gain;  if  it  is less, a Fund realizes  a  loss.   The
transaction  costs  must  also  be  included  in  these
calculations.  There can be no assurance, however, that
a  Fund  will  be  able  to enter  into  an  offsetting
transaction  with  respect  to  a  particular   futures
contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No  price is paid by a Fund upon entering  into  a
futures  contract.   Instead, at  the  inception  of  a
futures  contract, a Fund is required to deposit  in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a
performance bond or good-faith deposit  that  is
returned   to  a  Fund  at  the  termination   of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of  a  Fund's
obligations to or from a futures broker.  When  a  Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when  a  Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in the event of adverse price movements.  If a Fund has
insufficient  cash  to  meet  daily  variation   margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Funds  intend  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Foreign  Currencies.  The Funds may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into).
The Funds may use these instruments for hedging or any other lawful purpose consistent with their respective investment objectives, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Funds' use of currency-related derivative instruments will be directly related to a Fund's current or anticipated portfolio securities, and the Funds may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on their portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase.

Conversely, a decline in the exchange rate of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

     For  example,  a  Fund might use  currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
A  Fund  also  might  use  currency-related  derivative
instruments when the Adviser believes that one currency
may  experience a substantial movement against  another
currency,  including the U.S. dollar, and  it  may  use
currency-related derivative instruments to sell or  buy
the    amount   of   the   former   foreign   currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate, a Fund may
use  currency-related derivative instruments  to  hedge
all  or  part of its foreign currency exposure  through
the  use  of a basket of currencies or a proxy currency
where  such currency or currencies act as an  effective
proxy  for  other currencies.  The use of  this  basket
hedging  technique may be more efficient and economical
than   using   separate   currency-related   derivative
instruments  for  each currency exposure  held  by  the
Fund.     Furthermore,   currency-related    derivative
instruments may be used for short hedges -- for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In  addition,  a  Fund may use a  currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where the Adviser believes that
the foreign currency exposure purchased will appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency  exposure sold.  For example, if a  Fund  owns
securities  denominated in a foreign currency  and  the
Adviser  believes that currency will decline, it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made  in a second foreign currency that the Adviser
believes  would  better protect the  Fund  against  the
decline in the first security than would a U.S.  dollar
exposure.   Hedging transactions that use  two  foreign
currencies are sometimes referred to as "cross hedges."
The   effective  use  of  currency-related   derivative
instruments  by  a Fund in a cross hedge  is  dependent
upon  a correlation between price movements of the  two
currency   instruments  and  the  underlying   security
involved,  and the use of two currencies magnifies  the
risk that movements in the price of one instrument  may
not  correlate  or may correlate unfavorably  with  the
foreign   currency  being  hedged.   Such  a  lack   of
correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     A Fund also might seek to hedge against changes in
the  value  of  a particular currency when  no  hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other hedging instruments.  In such cases, the Fund may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a
basket  of currencies, the values of which the  Adviser
believes   will   have  a  high  degree   of   positive
correlation to the value of the currency being  hedged.
The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

     There  is  no  systematic reporting of  last  sale
information   for   currencies   or   any    regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement  of  transactions  in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete  the contract.  In other words, the Fund  will
be subject to the risk that it may sustain a loss as  a
result  of  the failure of the counterparty  to  comply
with  the  terms of the transaction.  The  counterparty
risk  for exchange-traded instruments is generally less
than   for   privately-negotiated   or   OTC   currency
instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.
The Funds will enter into transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     Purchasers   and   sellers   of   currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument
purchased or sold.  Secondary markets generally do  not
exist  for forward currency contracts, with the  result
that  closing transactions generally can  be  made  for
forward currency contracts only by negotiating directly
with the counterparty.  Thus, there can be no assurance
that  a  Fund  will, in fact, be able to  close  out  a
forward  currency  contract  (or  any  other  currency-
related  derivative instrument) at  a  time  and  price
favorable  to the Fund.  In addition, in the  event  of
insolvency of the counterparty, a Fund might be  unable
to  close  out a forward currency contract at any  time
prior  to  maturity.  In the case of an exchange-traded
instrument,  a Fund will be able to close the  position
out only on an exchange which provides a market for the
instruments.   The ability to establish and  close  out
positions  on an exchange is subject to the maintenance
of  a liquid market, and there can be no assurance that
a  liquid market will exist for any instrument  at  any
specific  time.   In the case of a privately-negotiated
instrument, a Fund will be able to realize the value of
the   instrument  only  by  entering  into  a   closing
transaction  with the issuer or finding a  third  party
buyer  for the instrument.  While the Funds will  enter
into   privately-negotiated  transactions   only   with
entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Funds will, in fact, be able to enter into such closing transactions.

     The    precise    matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established.   Thus, a Fund might need to  purchase  or
sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will  include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There  will be a cost to the Funds of engaging  in
transactions in currency-related derivative instruments
that  will  vary with factors such as the  contract  or
currency  involved, the length of the  contract  period
and  the  market  conditions then prevailing.   A  Fund
using  these  instruments may have  to  pay  a  fee  or
commission  or,  in  cases where  the  instruments  are
entered  into  on  a principal basis, foreign  exchange
dealers  or other counterparties will realize a  profit
based  on the difference ("spread") between the  prices
at   which   they   are  buying  and  selling   various
currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When  required  by the SEC guidelines,  the  Funds
will  set aside permissible liquid assets in segregated
accounts  or otherwise cover their respective potential
obligations    under    currency-related    derivatives
instruments. To the extent a Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The  Adviser's decision to engage in a transaction
in  a particular currency-related derivative instrument
will   reflect   the   Adviser's  judgment   that   the
transaction  will  provide value to the  Fund  and  its
shareholders   and  is  consistent  with   the   Fund's
objectives  and policies.  In making such  a  judgment,
the  Adviser will analyze the benefits and risks of the
transaction and weigh them in the context of the Fund's
entire portfolio and objectives.  The effectiveness  of
any   transaction  in  a  currency-related   derivative
instrument  is  dependent  on  a  variety  of  factors,
including   the   Adviser's  skill  in  analyzing   and
predicting  currency  values  and  upon  a  correlation
between price movements of the currency instrument  and
the  underlying  security.  There  might  be  imperfect
correlation,  or  even  no correlation,  between  price
movements  of  an  instrument and  price  movements  of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The  Funds' dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  Of course, the Funds are  not  required
to  use  currency-related derivatives  instruments  and
will  not  do  so  unless  deemed  appropriate  by  the
Adviser.  It should also be realized that use of  these
instruments  does  not eliminate, or  protect  against,
price  movements  in  the Funds'  securities  that  are
attributable  to  other  (i.e.,  non-currency  related)
causes.   Moreover,  while the use of  currency-related
derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

     Swap   Agreements.   The  Funds  may  enter   into
interest rate, securities index, commodity, or security
and  currency  exchange rate swap  agreements  for  any
lawful  purpose consistent with each Fund's  investment
objective,  such  as for the purpose of  attempting  to
obtain  or  preserve  a particular  desired  return  or
spread at a lower cost to the Fund than if the Fund had
invested  directly in an instrument that  yielded  that
desired  return  or spread.  The Funds may  also  enter
into  swaps in order to protect against an increase  in
the  price of, or the currency exchange rate applicable
to,  securities  that the particular  Fund  anticipates
purchasing at a later date.  Swap agreements  are  two-
party contracts entered into primarily by institutional
investors  for  periods ranging from  a  few  weeks  to
several  years.  In a standard "swap" transaction,  two
parties agree to exchange the returns (or differentials
in  rates  of return) earned or realized on  particular
predetermined  investments or instruments.   The  gross
returns  to  be  exchanged  or  "swapped"  between  the
parties  are  calculated with respect  to  a  "notional
amount," i.e., the return on or increase in value of  a
particular  dollar  amount  invested  at  a  particular
interest rate, in a particular foreign currency, or  in
a  "basket"  of  securities representing  a  particular
index.  Swap agreements may include interest rate caps,
under  which, in return for a premium, one party agrees
to  make  payments  to the other  to  the  extent  that
interest  rates  exceed  a specified  rate,  or  "cap;"
interest  rate  floors, under which, in  return  for  a
premium, one party agrees to make payments to the other
to  the  extent  that  interest  rates  fall  below   a
specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the
agreed upon basis for calculating the obligations  that
the  parties  to  a  swap  agreement  have  agreed   to
exchange.  Under most swap agreements entered into by a
Fund, the obligations of the parties would be exchanged
on  a  "net  basis."  Consequently, a Fund's obligation
(or  rights)  under a swap agreement will generally  be
equal  only  to the net amount to be paid  or  received
under the agreement based on the relative values of the
positions held by each party to the agreement (the "net
amount").   A Fund's obligation under a swap  agreement
will  be accrued daily (offset against amounts owed  to
the  Fund) and any accrued but unpaid net
amounts  owed
to   a  swap  counterparty  will  be  covered  by   the
maintenance   of   a   segregated   account   generally
consisting of liquid assets.

     Whether  a Fund's use of swap agreements  will  be
successful in furthering its investment objective  will
depend,  in  part, on the Adviser's ability to  predict
correctly  whether  certain types  of  investments  are
likely   to   produce   greater  returns   than   other
investments.  Swap agreements may be considered  to  be
illiquid.  Moreover, a Fund bears the risk of  loss  of
the  amount  expected  to  be  received  under  a  swap
agreement in the event of the default or bankruptcy  of
a  swap  agreement counterparty.  Certain  restrictions
imposed  on the Funds by the Internal Revenue Code  may
limit  the Funds' ability to use swap agreements.   The
swaps market is largely unregulated.

     The  Funds  will enter swap agreements  only  with
counterparties that the Adviser reasonably believes are
capable  of  performing under the swap agreements.   If
there  is  a  default  by the other  party  to  such  a
transaction,  a  Fund  will  have  to   rely   on   its
contractual   remedies  (which  may   be   limited   by
bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the  extent that they are consistent with a  Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies,   and
applicable regulatory authorities.

Depositary Receipts

     Each  Fund  may  invest in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  or  issuers  based  in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. Bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar   arrangement.   For  purposes  of   a   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Investment Companies

     The  Funds  may  invest, to a limited  extent,  in
foreign investment companies.  Some of the countries in
which the Funds invest may not permit direct investment
by  outside  investors.  Investments in such  countries
may  only  be  permitted  through  foreign  government-
approved or -authorized investment vehicles, which  may
include  other investment companies.  In  addition,  it
may be less expensive and more expedient for a Fund  to
invest  in  a foreign investment company in  a  country
which  permits  direct  foreign investment.   Investing
through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees and expenses.

Warrants

     Each  Fund may invest in warrants, valued  at  the
lower  of cost or market value, if, after giving effect
thereto,  not  more than 5% of its net assets  will  be
invested  in  warrants other than warrants acquired  in
units  or  attached to other securities.  Warrants  are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to  buy them.  Investing in warrants  is  purely
speculative in that they have no voting rights, pay  no
dividends and have no rights with respect to the assets
of  the  corporation issuing them.   In  addition,  the
value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

     Each  Fund  may sell securities short against  the
box  to hedge unrealized gains on portfolio securities.
Selling  securities  short  against  the  box  involves
selling a security that a Fund owns or has the right to
acquire,  for  delivery  at a  specified  date  in  the
future.   If a Fund sells securities short against  the
box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

                DIRECTORS AND OFFICERS

     The  directors  and officers of  the  Corporation,
together   with  information  as  to  their   principal
business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

     *J. Kevin Callaghan, a Director and Co-Chairman of the Corporation.

     Mr. Callaghan, 40 years old, received a Bachelor of Arts degree in economics and finance from the University of Puget Sound in 1981. Mr. Callaghan has been with the Adviser since 1983 and is currently a portfolio manager with the Adviser.

     *Steven C. Phelps, a Director and Co-Chairman of the Corporation.

     Mr.  Phelps,  37  years old, graduated  magna  cum
laude  from Williams College in 1983 with a  degree  in
political   economy   and  was  awarded   a   Fulbright
Scholarship  at  the University of Frankfurt,  Germany.
Mr. Phelps joined the Adviser in 1986 after working for two years with PACCAR, Inc. as an analyst in the treasury department of the finance subsidiary and as an independent researcher in the field of transportation economics. Mr. Phelps is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Graham S. Anderson, a Director of the Corporation.

     Mr. Anderson, 65 years old, received a Bachelor of
Arts  from  the  University of Washington.   From  1987
until  1994,  Mr. Anderson served as the  Chairman  and
Chief   Executive  Officer  of  Pettit-Morry  Co.,   an
insurance broker, and prior thereto served as President
and  Chief  Executive Officer of Pettit-Morry  Co.   In
addition, Mr. Anderson has served as a director of Market International, a ski equipment manufacturer since 1985, director of Commerce Bank Corporation since
1991,  director  of Gray's Harbor Paper  Company  since
1992 and director of Acordia Northwest, Inc., the successor to Pettit-Morry Co. Mr. Anderson was also the Chairman of the National Association of Insurance
Brokers and Alberg Holding Co.

     Otis  P.  Heald  III  (Tres),  President  of   the
Corporation.

     Mr.  Heald,  33  years old, earned a  Bachelor  of
Science  degree  in finance and real  estate  from  San
Francisco  State University in 1989 and a  Master's  of
Business  Administration in finance from the University
of  Southern California in 1995.  Prior to joining  the
Adviser as a portfolio manager in 1996, Mr. Heald was a
portfolio  manager  and  securities  analyst  at  Wells
Fargo/First Interstate Capital Management.   Mr.  Heald
worked as a credit analyst and commercial lender for four years before entering the investment management industry.

     Lisa  P.  Guzman, Treasurer and Secretary  of  the
Corporation.

     Ms.  Guzman,  43 years old, graduated with  honors
from  the  University  of Washington  in  1977  with  a
Bachelor  of  Arts  degree and from the  University  of
Puget  Sound  in  1983  with  a  Master's  of  Business
Administration.  Prior to joining the Adviser in  1990,
Ms.  Guzman  worked for 12 years at PACCAR,  Inc.,  the
last   four  years  as  cash  manager  of  its  finance
subsidiary.

     The  address  for  Messrs. Callaghan,  Phelps  and
Heald and Ms. Guzman is Badgley, Phelps and Bell, Inc.,
1420  Fifth  Avenue,  Suite 4400, Seattle,  Washington,
98101.    The  address  for  Mr.  Anderson   is   Graco
Investments Inc., 520 Pike Street, 20th Floor, Seattle,
Washington 98101.

     As of _________ __, 1998, officers and directors of the Corporation did not beneficially own any of the shares of common stock of the Growth Fund's or the Balanced Fund's then outstanding shares. Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of the Adviser do not receive any remuneration from any of the Funds for serving as directors or officers.

     Each director who is not deemed an "interested person" as defined in the 1940 Act, will receive $250 for each Board of Directors meeting attended by such person. The Board anticipates holding four meetings during fiscal 1999.

                PRINCIPAL SHAREHOLDERS

     As of _________ __, 1998, the following person owned of record or is known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of each Fund:

     Name and Address                Fund      No. SharesPercentage

     J. Kevin Callaghan            Growth Fund   2,500    50%
                                   Balanced Fund 2,500    50%

     Steven C. Phelps              Growth Fund   2,500    50%
                                   Balanced Fund 2,500    50%

     Based  on the foregoing, as of _________ __, 1998,
Messrs.  Callaghan and Phelps each owned a  controlling
interest  in  the  Corporation.   Shareholders  with  a
controlling interest could effect the outcome of  proxy
voting   or   the  direction  of  management   of   the
Corporation.

                  INVESTMENT ADVISER

     Badgley, Phelps and Bell, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is controlled by several of its officers.

     The  investment  advisory  agreement  between  the
Corporation  and the Adviser dated as of _________  __,
1998 (the "Advisory Agreement") has an initial term  of
two  years  and thereafter is required to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a  majority of  each  of  the  Fund's
outstanding voting securities (as defined in  the  1940
Act).  Each annual renewal must also be approved by the
vote  of a majority of the Corporation's directors  who
are not parties to the Advisory Agreement or interested
persons  of any such party, cast in person at a meeting
called for the purpose of voting on such approval.  The
Advisory  Agreement  was  approved  by  the  Board   of
Directors,  including a majority of  the  disinterested
directors  on  _________ __, 1998 and  by  the  initial
shareholders of each Fund on _________ __,  1998.   The
Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Funds' investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors.  At its expense,  the
Adviser provides office space and all necessary  office
facilities,  equipment and personnel for  managing  the
investments  of  the  Funds.  As
compensation  for  its
services,  the Growth Fund pays the Adviser  an  annual
management  fee  of  1.00% of  its  average  daily  net
assets,  and  the  Balanced Fund pays  the  Adviser  an
annual management fee of 0.90% of its average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly. The organizational expenses of each Fund were advanced by the Adviser and will be reimbursed by the Funds over a period of not more than 60 months.

     The  Adviser  has agreed that for the fiscal  year
ending  June  30,  1999,  the Adviser  will  waive  its
management  fee  and/or reimburse the Fund's  operating
expenses to the extent necessary to ensure that (i) the
total  operating expenses for the Growth  Fund  do  not
exceed 1.50% of average daily net assets, and (ii)  the
total  operating expenses for the Balanced Fund do  not
exceed  1.30%  of the average daily net assets.   After
such   date,  the  Adviser  may  from  time   to   time
voluntarily  waive all or a portion of its  fee  and/or
absorb  expenses for the Funds.  Any waiver of fees  or
absorption of expenses will be made on a monthly  basis
and,  with respect to the latter, will be paid  to  the
Funds  by  reduction of the Adviser's  fee.   Any  such
waiver/absorption is subject to later adjustment during
the term of the Advisory Agreement to allow Adviser  to
recoup  amounts  waived/absorbed to the  extent  actual
fees  and  expenses for a specific month are less  than
the  expense  limitation caps.   In  the  event,  after
fiscal   1999,  the  Adviser  decides  to   no   longer
voluntarily   waive   and/or  reimburse   fees   and/or
expenses, any unrecovered amounts previously waived and/or reimbursed will be permanently forgiven by the Adviser.

            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the Funds  and
for  the  placement of the Funds' securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Funds  means the best net price without regard  to  the
mix  between purchase or sale price and commission,  if
any.   While  the Adviser seeks reasonably  competitive
commission rates, the Funds do not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of a Fund's shares.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as  amended,  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by such broker or dealer to the  Funds.   The
Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Such higher commissions will not be paid by the Funds unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which  the
Funds effect their securities transactions may be  used
by  the  Adviser in servicing all of its accounts;  not
all  of  such  services may be used by the  Adviser  in
connection with the Funds.  The Adviser believes it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the  Funds)  managed  by it.  Because  the  volume  and
nature  of  the trading activities of the accounts  are
not
uniform,  the amount of commissions in  excess  of
those  charged by another broker paid by  each  account
for   brokerage  and  research  services   will   vary.
However, the Adviser believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.
In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     Each Fund anticipates that its annual portfolio turnover rate will not exceed 50%, and is expected to be between 20% and 30%. The annual portfolio turnover rate indicates changes in a Fund's securities holdings;
for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of a Fund's shares.

                       CUSTODIAN

     As  custodian of the Funds' assets, Firstar  Trust
Company ("Firstar"), Mutual Fund Services, Third Floor,
615  East Michigan Street, Milwaukee, Wisconsin  53202,
has  custody of all securities and cash of  each  Fund,
delivers  and receives payment for portfolio securities
sold,   receives  and  pays  for  portfolio  securities
purchased,   collects  income  from   investments   and
performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  also acts as transfer agent and dividend-
disbursing agent for the Funds.  Firstar is compensated
based on an annual fee per open account of $14 (subject
to  a minimum annual fee of $16,250 per Fund) plus out-
of-pocket  expenses,  such  as  postage  and   printing
expenses in connection with shareholder communications.
Firstar also receives an annual fee per closed account of $14.

         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated _________ __,
1998  (the "Distribution Agreement"), Rafferty  Capital
Markets,  Inc.  (the "Distributor") acts  as  principal
distributor  of  the Funds' shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Funds'  shares,  which
shares  are  offered for sale by the Funds continuously
at  net asset value per share without the imposition of
a   sales  charge.   Pursuant  to  the  terms  of   the
Distribution Agreement, the Distributor bears the costs
of  printing prospectuses and shareholder reports which
are  used  for selling purposes, as well as advertising
and any other costs attributable to the distribution of
Fund shares.  All or a portion of the distribution  and
shareholder   servicing  fee  may  be   used   by   the
Distributor to pay such expenses under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The  Corporation,  on behalf  of  the  Funds,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act  (the "12b-1 Plan"), which requires it to  pay  the
Distributor,   in   its  capacity  as   the   principal
distributor   of   Fund  shares,  a  distribution   and
shareholder servicing fee of 0.25% per annum of each Fund's average daily net assets. Under the terms of the 12b-1 Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the
"Related Agreement"). Payments under the 12b-1 Plan are based upon a percentage of average daily net units attributable to each Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor, however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the

Distributor may realize a profit in a
particular year as a result of these payments.  The 12b-
1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be.

Anticipated Benefits to the Funds

     The  Board of Directors considered various factors
in  connection with its decision to approve  the  12b-1
Plan,  including:   (a) the nature and  causes  of  the
circumstances which make implementation  of  the  12b-1
Plan  necessary and appropriate; (b) the way  in  which
the  12b-1  Plan  would  address  those  circumstances,
including   the   nature  and   potential   amount   of
expenditures;   (c)  the  nature  of  the   anticipated
benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Funds;
and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Funds.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Funds and their respective shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a 12b-1 Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the 12b-1
Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1
Plan.

                         TAXES

     Each Fund will be treated as a separate entity for
federal income tax purposes since the Tax Reform Act of
1986  requires that all portfolios of a series fund  be
treated  as  separate taxpayers.   As  indicated  under
"Dividends,  Capital  Gains  Distributions,   and   Tax
Treatment"  in  the Prospectus, each  Fund  intends  to
qualify  annually  as a "regulated investment  company"
under  the  Code.  This qualification does not  involve
government   supervision  of  the   Funds'   management
practices or policies.

     A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.

           DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectus under the same caption, the net asset value of each of the Funds will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The Funds do not determine net asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day,
Martin  Luther  King,  Jr. Day, President's  Day,  Good
Friday,  Memorial  Day, Independence  Day,  Labor  Day,
Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding
Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding
Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                SHAREHOLDER MEETINGS

     Maryland   law   permits   registered   investment
companies, such as the Corporation, to operate  without
an  annual  meeting  of  shareholders  under  specified
circumstances if an annual meeting is not  required  by
the   1940  Act.   The  Corporation  has  adopted   the
appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

                PERFORMANCE INFORMATION

     As  described in the "Fund Performance" section of
the    Funds'   Prospectus,   the   Funds'   historical
performance  or  return may be shown  in  the  form  of
various  performance figures.  The  Funds'  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Funds'  performance   include
general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P      =    a hypothetical initial payment
                      of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a
                      hypothetical $1,000 payment made at
                      the beginning of the stated periods
                      at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period.
Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Yield

     Yield   is   computed   in   accordance   with   a
standardized  method prescribed by rules  of  the  SEC.
Under  that method, the current yield quotation  for  a
Fund  is  based on a one month or 30-day  period.   The
yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD=2[(a-b +1)6-1]
                                 cd

     Where:  a  =    dividends and interest earned
                     during the period.
             b  =    expenses accrued for the period (net
                     of reimbursements).
             c  =    the average daily number of shares
                     outstanding during the period that were
                     entitled to receive dividends.
             d  =    the maximum offering price per share
                     on the last day of the period.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the  Funds,  including  reprints   of   or
selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week,
U.S.  News  and World Report, the Wall Street  Journal,
Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter  Composite  Index,  the  Russell  2500
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

                INDEPENDENT ACCOUNTANTS

     ____________________,    [address],    independent
accountants for the Funds, audit and report on the Funds' financial statements.

                 FINANCIAL STATEMENTS

     The following financial statements of each of the Funds are contained herein:

          (a)  Report of Independent Accountants.*

          (b)  Statement of Assets and Liabilities.*

          (c)  Notes  to  Statement  of  Assets   and
               Liabilities.*
  ____________

     * To be filed by Amendment.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days_including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

            Leading market positions in well-established industries.
            High rates of return on funds employed.
            Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

   Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

             Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

             Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

             Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

             Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment_capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (_): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                   Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

     CCC, CC, C      High default risk.  Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD, DD and   D    Default.   Securities  are  not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the
likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+ High credit quality. Protection factors are strong. Risk is modest but may
AA vary slightly from time to time because of economic conditions.
AA-


A+         Protection factors are average but adequate.
           However, risk factors are more
A variable and greater in periods of economic stress.
A-


BBB+ Below-average protection factors but still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+ Below investment grade but deemed likely to meet obligations when due.
BB Present or prospective financial protection factors fluctuate according to
BB-        industry  conditions  or  company  fortunes.
           Overall quality may move up or
           down frequently within this category.


B+ Below investment grade and possessing risk that obligations will not be met
B when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC        Well  below  investment  grade  securities.
           Considerable uncertainty exists as to
           timely payment of principal, interest or preferred dividends.
           Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (Included in Parts A and B)

               Report of Independent Accountants

               Statement of Assets and Liabilities

               Notes to Statement of Assets and
               Liabilities

     (b)  Exhibits

          (1)  Registrant's Articles of Incorporation

          (2)  Registrant's By-Laws

          (3)  None

          (4)  None

          (5)  Investment Advisory Agreement*

          (6.1) Distribution Agreement with
                Rafferty Capital Markets, Inc.*

          (7)  None

          (8)  Custodian Agreement with Firstar Trust
               Company*

          (9.1) Transfer Agency Agreement with
                Firstar Trust Company*

          (9.2) Administration Agreement with
                Firstar Trust Company*

          (9.3) Fund Accounting Agreement with
                Firstar Trust Company*

          (9.4) Fulfillment Servicing Agreement
                with Firstar Trust Company*

          (10) Opinion and Consent of Godfrey & Kahn,
               S.C.*

          (11) Consent of [Independent Accountants]*

          (12) None

          (13) Subscription Agreement*

          (14) Individual Retirement Account Disclosure
               Statement and Custodial Account*

          (15.1) Rule 12b-1 Distribution and
                 Shareholder Servicing Plan*

          (15.2) Form of 12b-1 Related Agreement*

          (16) None

          (17) Financial Data Schedule*

          (18) None
______________

* To be filed by Amendment.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                 Number of Record
                                     Holders
     Title of Securities    as of _________  __, 1998

     Common  Stock,   $.01              ___
     par value

Item 27.  Indemnification

     Article  VI  of Registrant's By-Laws  provides  as
follows:

              ARTICLE VI  INDEMNIFICATION

          The   Corporation  shall  indemnify  (a)  its
     directors   and  officers,  whether  serving   the
     Corporation or, at its request, any other  entity,
     to  the  full extent required or permitted by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     1940  Act  and (b) other employees and  agents  to
     such extent as shall be authorized by the Board of
     Directors  and be permitted by law.  The foregoing
     rights  of  indemnification shall not be exclusive
     of   any  other  rights  to  which  those  seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Adviser and Subadviser

     Besides  serving as investment adviser to  private
accounts,  the  Adviser is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession,  vocation  or  employment  of  a
substantial   nature.    Information   regarding    the
business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and officers is hereby incorporated by reference from the information contained under "Fund Organization and Management -- Management" in the Prospectus.

Item 29.  Principal Underwriters

     (a)  [Name  of  each investment company for  which
          the   Distributor  also  acts  as   principal
          underwriter,    depositor    or    investment
          adviser.]

     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's  principal underwriter,  is  550
          Mamaroneck Avenue, Harrison, New York  10528.
          The following information relates to each director and officer of Rafferty:

                            Positions       Positions and
                           And Offices         Offices
            Name        With Underwriter    With Registrant







     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated   thereunder  are  in  the  possession   of
Badgley, Phelps and Bell, Inc., Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Trust Company, Mutual Fund Services, Third Floor, 615 E. Michigan
Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, administrator, and fund accountant.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

     None.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 28th day of April, 1998.

                              BADGLEY FUNDS, INC.
                              (Registrant)


                              By:/s/ Otis P. Heald III
                                 ----------------------
                                 Otis P. Heald III,
                                 President

     Each   person   whose  signature   appears   below
constitutes and appoints Otis P. Heald III, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all pre-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                  Title                   Date


/s/ Otis P. Heald III     President             April 28, 1998
------------------------
Otis P. Heald III


/s/ Lisa P. Guzman        Treasurer             April 28, 1998
------------------------  and Secretary
Lisa P. Guzman


/s/ J. Kevin Callaghan    Director              April 29, 1998
-----------------------   and Co-Chairman
J. Kevin Callaghan


/s/ Steven C. Phelps      Director              April 29, 1998
-----------------------   and Co-Chairman
Steven C. Phelps


/s/ Graham S. Anderson    Director               April 29, 1998
-----------------------
Graham S. Anderson

                     EXHIBIT INDEX

Exhibit No.    Exhibit

 (1)      Registrant's Articles of Incorporation

 (2)      Registrant's By-Laws

 (3)      None

 (4)      None

 (5)      Investment Advisory Agreement*

 (6.1)    Distribution Agreement with Rafferty Capital
          Markets, Inc.*

 (7)      None

 (8)      Custodian Agreement with Firstar Trust
          Company*

 (9.1)    Transfer Agency Agreement with Firstar Trust
          Company*

 (9.2)    Administration Agreement with Firstar Trust
          Company*

 (9.3)    Fund Accounting Agreement with Firstar Trust
          Company*

 (9.4)    Fulfillment Servicing Agreement with Firstar
          Trust Company*

 (10)     Opinion and Consent of Godfrey & Kahn, S.C.*

 (11)     Consent of [Independent Accountants]*

 (12)     None

 (13)     Subscription Agreement*

 (14)     Individual Retirement Account Disclosure
          Statement and Custodial Account*

 (15.1)   Rule 12b-1 Distribution and Shareholder
          Servicing Plan*

 (15.2)   Form of 12b-1 Related Agreement*

 (16)     None

 (17)     Financial Data Schedule*

 (18)     None
___________________

* To be filed by Amendment.